UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Patrick F. Quan

American Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Semi-annual report for the six months ended June 30, 2014

American Balanced Fund seeks conservation of capital, current income, and long-term growth of both capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2014:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	10.22%	13.43%	6.53%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated March 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Our goal is
to increase
our investors’
wealth —
prudently,
over time.

Fellow investors:

2014 has started fairly strong with positive returns in both the equity and fixed-income markets. Standard & Poor’s 500 Composite Index rose 7.12% during the six months ended June 30, 2014, posting all-time highs and boosting investor confidence.

U.S. investment-grade fixed-income securities, as measured by Barclay’s U.S. Aggregate Index, gained 3.93% amid a modestly expanding economy. Market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Although the 4.89% six-month gain for American Balanced Fund lagged the 5.38% return of the Lipper Balanced Funds Index, the fund’s one-, three- and five-year returns were 16.96%, 12.90% and 14.78% — outpacing the index returns of 16.25%, 9.74% and 12.50%, respectively. The fund’s longer term results also outpaced the index.

Our investment philosophy and process have remained consistent over the years. American Balanced Fund invests in a high-quality portfolio of equity and fixed-income securities.

Investors can also benefit from our dynamic asset allocation process, which, according to the fund’s prospectus, allows investment in equities between 50% and 75%. The process has served our investors well, historically, by utilizing that full range as market environments change.

We started the year invested 74% in equities and 26% in fixed-income securities and cash. The percentage of the portfolio invested in equities was relatively high compared to the fund’s historical average allocation of 65% in equities and 35% in fixed income and cash. As of June 30, equities have been reduced from 74% to 71%.

American Balanced Fund	1

Overall, our investments in technology companies proved to be additive to results, while selections in the consumer discretionary sector weakened returns. Consumer staples further reduced returns relative to the index. Health care companies lagged the broader market during the period, yet contributed positively to the fund on an absolute basis. We remain optimistic about health care moving forward.

Three stocks that have helped the fund in the past but detracted from results thus far in 2014 are Amazon, Home Depot and Boeing. On the plus side, Microsoft and Wells Fargo buoyed results. We continue to be enthusiastic about all of these securities on a long-term basis.

The fixed-income markets had many investors scratching their heads during the period. As the Federal Reserve began considering a change in interest rate policy, many expected rates to go up. In fact, they’ve done the exact opposite. We see this as a temporary state of affairs and expect interest rates to begin rising as economic growth is likely to accelerate.

The high-quality fixed-income assets we focus on (including U.S. Treasury, U.S. agency and agency pass-through securities, as well as other mortgage and investment-grade corporate bonds) should continue to play an important role within the portfolio, helping to provide income and mitigate volatility.

We would like to take this opportunity to again welcome the many new shareholders to the fund, and to assure you that we will continue to follow our prudent, research-driven approach to investing that has characterized American Balanced Fund for almost 40 years.

2	American Balanced Fund

We appreciate your support as we seek to help you pursue your investment goals, and look forward to reporting to you again in six months’ time.

Cordially,

Gregory D. Johnson

Vice Chairman of the Board

and President

August 14, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.46%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.43%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American Balanced Fund	3

Summary investment portfolio June 30, 2014	unaudited

Investment mix by security type	Percent of net assets

Common stocks 70.72%	Shares	Value (000)	Percent of net assets
Financials 14.30%
Wells Fargo & Co.	40,827,000	$2,145,867	2.84%
American Express Co.	16,224,000	1,539,171	2.04
Berkshire Hathaway Inc., Class A1	6,580	1,249,545	1.65
JPMorgan Chase & Co.	18,956,000	1,092,245	1.44
ACE Ltd.	6,195,000	642,421	.85
Capital One Financial Corp.	5,569,000	459,999	.61
Weyerhaeuser Co.[1]	12,815,242	424,056	.56
SunTrust Banks, Inc.	10,000,000	400,600	.53
Citigroup Inc.	8,500,000	400,350	.53
Equity Residential	6,280,000	395,640	.52
Other securities		2,068,579	2.73
		10,818,473	14.30

Industrials 9.96%
Boeing Co.	13,095,000	1,666,077	2.20
Lockheed Martin Corp.	6,997,037	1,124,634	1.49
Union Pacific Corp.	10,330,244	1,030,442	1.36
General Electric Co.	25,600,000	672,768	.89
Caterpillar Inc.	5,392,000	585,949	.78
Cummins Inc.	3,674,400	566,923	.75
Parker-Hannifin Corp.	4,100,000	515,493	.68
Deere & Co.	4,960,000	449,128	.59
Other securities		921,855	1.22
		7,533,269	9.96

Consumer discretionary 9.40%
Amazon.com, Inc.[1]	5,788,000	1,879,827	2.49
Home Depot, Inc.	21,589,349	1,747,874	2.31
Comcast Corp., Class A	24,310,000	1,304,961	1.73
Walt Disney Co.	5,220,000	447,563	.59
Other securities		1,726,973	2.28
		7,107,198	9.40

4	American Balanced Fund

	Shares	Value (000)	Percent of net assets
Information technology 8.76%
Microsoft Corp.	60,883,000	$2,538,821	3.36%
Texas Instruments Inc.	15,922,000	760,912	1.01
ASML Holding NV (New York registered)	4,055,401	378,247
ASML Holding NV	1,470,405	136,933	.68
TE Connectivity Ltd.	7,805,000	482,661	.64
Cisco Systems, Inc.	18,250,000	453,513	.60
Other securities		1,872,690	2.47
		6,623,777	8.76

Health care 6.92%
Merck & Co., Inc.	25,730,000	1,488,481	1.97
UnitedHealth Group Inc.	9,295,000	759,866	1.00
Pfizer Inc.	23,220,000	689,170	.91
Johnson & Johnson	6,300,000	659,106	.87
Bristol-Myers Squibb Co.	11,150,000	540,886	.72
Other securities		1,094,090	1.45
		5,231,599	6.92

Consumer staples 6.35%
Philip Morris International Inc.	14,300,000	1,205,633	1.59
Procter & Gamble Co.	11,220,000	881,780	1.17
Nestlé SA	8,880,000	687,929
Nestlé SA (ADR)	1,000,000	77,670	1.01
Costco Wholesale Corp.	5,677,326	653,801	.86
PepsiCo, Inc.	5,067,000	452,686	.60
Other securities		840,008	1.12
		4,799,507	6.35

Energy 6.04%
Royal Dutch Shell PLC, Class B (ADR)	9,658,000	840,343	1.11
Chevron Corp.	5,877,000	767,242	1.01
Enbridge Inc.	10,295,000	488,704	.65
ConocoPhillips	4,881,308	418,475	.55
Other securities		2,054,325	2.72
		4,569,089	6.04

Materials 3.04%
Dow Chemical Co.	12,180,000	626,783	.83
E.I. du Pont de Nemours and Co.	6,750,000	441,720	.58
Other securities		1,228,921	1.63
		2,297,424	3.04

Other 1.12%
Other securities		852,791	1.12

American Balanced Fund	5

Common stocks (continued)	Value (000)	Percent of net assets
Miscellaneous 4.83%
Other common stocks in initial period of acquisition	$3,650,441	4.83%

Total common stocks (cost: $32,443,494,000)	53,483,568	70.72

Preferred securities 0.01%
U.S. government agency securities 0.01%
Other securities	5,096	.01

Total preferred securities (cost: $5,208,000)	5,096	.01

Bonds, notes & other debt instruments 25.23%	Principal amount (000)
Corporate bonds & notes 8.87%
Financials 2.78%
Wells Fargo & Co. 1.25%–4.60% 2016–2026	$118,275	122,746	.16
JPMorgan Chase & Co. 1.35%–6.75% 2017–2024[2]	114,920	117,037	.15
Berkshire Hathaway Inc. 2.00%–2.90% 2016–2020	60,840	62,553	.08
American Express Co. 6.15% 2017	22,800	26,104	.04
Other securities		1,776,006	2.35
		2,104,446	2.78

Energy 1.11%
Shell International Finance BV 1.125%–2.00% 2017–2018	38,715	38,947	.05
Chevron Corp. 3.191% 2023	4,000	4,068	.01
Other securities		797,229	1.05
		840,244	1.11

Consumer staples 1.05%
Philip Morris International Inc. 1.875%–3.60% 2019–2023	42,695	42,974	.06
Procter & Gamble Co. 1.45% 2016	13,460	13,687	.02
Other securities		736,372	.97
		793,033	1.05

Consumer discretionary 0.85%
Home Depot, Inc. 2.00%–5.95% 2019–2045	81,100	86,884	.11
Comcast Corp. 3.60%–6.45% 2017–2044	58,150	66,529	.09
Other securities		492,295	.65
		645,708	.85

6	American Balanced Fund

	Principal amount (000)	Value (000)	Percent of net assets
Health care 0.73%
UnitedHealth Group Inc. 6.00% 2017–2018	$57,170	$65,612	.09%
Other securities		484,048	.64
		549,660	.73

Industrials 0.63%
General Electric Capital Corp. 1.00%–6.00% 2015–2024	119,605	124,827
General Electric Co. 0.85%–4.50% 2015–2044	51,700	51,654	.26
General Electric Corp. 5.25% 2017	16,000	18,063
Union Pacific Corp. 2.25%–5.70% 2018–2024	24,045	26,475	.04
Boeing Company 0.95% 2018	12,000	11,732	.01
Other securities		245,450	.32
		478,201	.63

Other corporate bonds & notes 1.72%
Other securities		1,300,695	1.72

Total corporate bonds & notes		6,711,987	8.87

U.S. Treasury bonds & notes 7.45%
U.S. Treasury 5.09%
0.25% 2015	795,000	795,827
1.50% 2019	621,500	618,318	5.09
0.25%–6.25% 2014–2044	2,335,059	2,439,369
		3,853,514	5.09

U.S. Treasury inflation-protected securities[3] 2.36%

0.625% 2024	541,536	561,037
0.125%–2.375% 2015–2044	1,178,517	1,223,220	2.36
		1,784,257	2.36

Total U.S. Treasury bonds & notes		5,637,771	7.45

Mortgage-backed obligations[4] 5.84%
Fannie Mae 0%–11.006% 2018–2047[2,5]	2,400,631	2,518,634	3.33
Freddie Mac 0%–6.732% 2023–2044[2,5]	230,337	247,801	.33
Other securities		1,652,694	2.18
		4,419,129	5.84

Federal agency bonds & notes 1.97%
Freddie Mac 0.50%–3.527% 2015–2024[2,4]	807,957	811,536	1.07
Fannie Mae 0.375%–6.25% 2015–2029[2,4]	445,374	451,384	.60
Federal Home Loan Bank 0.375%–3.375% 2016–2023	79,590	80,222	.11
Other securities		147,362	.19
		1,490,504	1.97

American Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Value (000)	Percent of net assets
Other 1.06%
Other securities	$798,469	1.06%

Miscellaneous 0.04%
Other bonds, notes & other debt instruments in initial period of acquisition	28,279	.04

Total bonds, notes & other debt instruments (cost: $18,515,609,000)	19,086,139	25.23

Short-term securities 5.39%	Principal amount (000)
Federal Home Loan Bank 0.05%–0.15% due 7/7/2014–2/23/2015	$1,104,794	1,104,697	1.46
Freddie Mac 0.06%–0.19% due 7/1/2014–6/10/2015	973,600	973,290	1.29
Fannie Mae 0.05%–0.12% due 8/1/2014–1/5/2015	425,715	425,628	.56
General Electric Capital Corp. 0.12%–0.14% due 8/13/2014–8/22/2014	150,000	149,986	.20
Chevron Corp. 0.07%–0.08% due 7/23/2014–7/28/2014[6]	125,000	124,991	.17
Procter & Gamble Co. 0.09%–0.11% due 7/31/2014–9/4/2014[6]	110,100	110,091	.15
U.S. Treasury Bills 0.133% due 8/21/2014	99,900	99,897	.13
NetJets Inc. 0.06% due 7/1/2014[6]	33,000	33,000	.04
Jupiter Securitization Co., LLC 0.25% due 3/11/2015[6]	25,000	24,949	.03
Microsoft Corp. 0.09% due 7/30/2014[6]	16,900	16,899	.02
Other securities		1,011,497	1.34

Total short-term securities (cost: $4,074,696,000)		4,074,925	5.39

Total investment securities (cost: $55,039,007,000)		76,649,728	101.35
Other assets less liabilities		(1,023,294)	(1.35)

Net assets		$75,626,434	100.00%

8	American Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $25,758,000, which represented .03% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,716,000, which represented ..03% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion or all of the security purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,522,632,000, which represented 3.34% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Balanced Fund	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $55,039,007)		$76,649,728
Cash		1,357
Receivables for:
Sales of investments	$336,841
Sales of fund’s shares	95,327
Dividends and interest	188,717	620,885
		77,271,970
Liabilities:
Payables for:
Purchases of investments	1,475,560
Repurchases of fund’s shares	122,180
Investment advisory services	14,378
Services provided by related parties	28,418
Trustees’ deferred compensation	4,094
Other	906	1,645,536
Net assets at June 30, 2014		$75,626,434

Net assets consist of:
Capital paid in on shares of beneficial interest		$51,748,879
Undistributed net investment income		77,120
Undistributed net realized gain		2,189,668
Net unrealized appreciation		21,610,767
Net assets at June 30, 2014		$75,626,434

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,981,497 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$45,069,737	1,775,427	$25.39
Class B	654,700	25,840	25.34
Class C	5,418,529	214,461	25.27
Class F-1	2,621,177	103,310	25.37
Class F-2	1,349,429	53,179	25.38
Class 529-A	2,765,609	109,089	25.35
Class 529-B	89,566	3,528	25.38
Class 529-C	889,246	35,094	25.34
Class 529-E	142,469	5,622	25.34
Class 529-F-1	111,249	4,391	25.34
Class R-1	153,305	6,073	25.24
Class R-2	1,314,917	52,063	25.26
Class R-3	3,328,266	131,656	25.28
Class R-4	4,322,051	170,500	25.35
Class R-5	2,450,543	96,471	25.40
Class R-6	4,945,641	194,793	25.39

See Notes to Financial Statements

10	American Balanced Fund

Statement of operations	unaudited
for the six months ended June 30, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,998)	$566,449
Interest	241,227	$807,676

Fees and expenses*:
Investment advisory services	83,871
Distribution services	110,970
Transfer agent services	37,018
Administrative services	9,211
Reports to shareholders	1,353
Registration statement and prospectus	644
Trustees’ compensation	398
Auditing and legal	21
Custodian	323
Other	1,966	245,775
Net investment income		561,901

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	2,328,696
Currency transactions	(489)	2,328,207
Net unrealized appreciation (depreciation) on:
Investments	598,823
Currency translations	(177)	598,646
Net realized gain and unrealized appreciation on investments and currency		2,926,853

Net increase in net assets resulting from operations		$3,488,754

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Balanced Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2014*	Year ended December 31, 2013

Operations:
Net investment income	$561,901	$970,228
Net realized gain on investments and currency transactions	2,328,207	1,873,080
Net unrealized appreciation on investments and currency translations	598,646	9,504,575
Net increase in net assets resulting from operations	3,488,754	12,347,883

Dividends and distributions paid to shareholders:
Dividends from net investment income	(530,710)	(1,016,591)
Distributions from net realized gain on investments	(82,290)	—
Total dividends and distributions paid to shareholders	(613,000)	(1,016,591)

Net capital share transactions	1,862,783	3,682,825

Total increase in net assets	4,738,537	15,014,117

Net assets:
Beginning of period	70,887,897	55,873,780
End of period (including undistributed net investment income: $77,120 and $45,929, respectively)	$75,626,434	$70,887,897

* Unaudited.

See Notes to Financial Statements

12	American Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Balanced Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	American Balanced Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Balanced Fund	15

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

16	American Balanced Fund

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$10,818,473	$—	$—	$10,818,473
Industrials	7,533,269	—	—	7,533,269
Consumer discretionary	7,107,198	—	—	7,107,198
Information technology	6,623,777	—	—	6,623,777
Health care	5,231,599	—	—	5,231,599
Consumer staples	4,799,507	—	—	4,799,507
Energy	4,569,089	—	—	4,569,089
Materials	2,297,424	—	—	2,297,424
Other	852,791	—	—	852,791
Miscellaneous	3,650,441	—	—	3,650,441
Preferred securities	—	5,096	—	5,096
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	6,711,987	—	6,711,987
U.S. Treasury bonds & notes	—	5,637,771	—	5,637,771
Mortgage-backed obligations	—	4,419,129	—	4,419,129
Federal agency bonds & notes	—	1,490,504	—	1,490,504
Other	—	798,469	—	798,469
Miscellaneous	—	28,279	—	28,279
Short-term securities	—	4,074,925	—	4,074,925
Total	$53,483,568	$23,166,160	$—	$76,649,728

American Balanced Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

18	American Balanced Fund

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in pass-through securities — Pass-through securities are debt obligations backed by a pool of assets, such as mortgages. In addition to the risks associated with investing in debt securities generally, pass-through securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which pass-through securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Balanced Fund	19

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

20	American Balanced Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2013, the fund had tax basis undistributed ordinary income of $50,640,000 and undistributed long-term capital gains of $80,439,000.

As of June 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$21,639,400
Gross unrealized depreciation on investment securities	(157,963)
Net unrealized appreciation on investment securities	21,481,437
Cost of investment securities	55,168,291

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$335,022	$49,182	$384,204	$652,292	$—	$652,292
Class B	2,539	831	3,370	8,009	—	8,009
Class C	19,720	5,983	25,703	43,012	—	43,012
Class F-1	20,517	3,100	23,617	33,091	—	33,091
Class F-2	8,357	955	9,312	11,288	—	11,288
Class 529-A	19,345	3,006	22,351	37,869	—	37,869
Class 529-B	286	110	396	894	—	894
Class 529-C	2,961	971	3,932	6,380	—	6,380
Class 529-E	827	155	982	1,684	—	1,684
Class 529-F-1	883	117	1,000	1,669	—	1,669
Class R-1	572	171	743	1,279	—	1,279
Class R-2	5,061	1,479	6,540	12,038	—	12,038
Class R-3	19,517	3,691	23,208	40,498	—	40,498
Class R-4	31,390	4,741	36,131	61,020	—	61,020
Class R-5	22,149	2,909	25,058	45,056	—	45,056
Class R-6	41,564	4,889	46,453	60,512	—	60,512
Total	$530,710	$82,290	$613,000	$1,016,591	$—	$1,016,591

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

American Balanced Fund	21

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. For the six months ended June 30, 2014, the investment advisory services fee was $83,871,000, which was equivalent to an annualized rate of 0.233% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

22	American Balanced Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period January 1, 2014, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party to the fund.

For the six months ended June 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$51,401	$23,035	$2,152	Not applicable
Class B	3,564	390	Not applicable	Not applicable
Class C	26,049	2,747	1,306	Not applicable
Class F-1	3,334	1,438	668	Not applicable
Class F-2	Not applicable	501	221	Not applicable
Class 529-A	2,941	1,053	657	$1,227
Class 529-B	472	44	24	45
Class 529-C	4,207	359	212	396
Class 529-E	336	37	34	63
Class 529-F-1	—	41	26	48
Class R-1	744	75	37	Not applicable
Class R-2	4,775	2,116	320	Not applicable
Class R-3	7,994	2,449	801	Not applicable
Class R-4	5,153	2,085	1,032	Not applicable
Class R-5	Not applicable	637	631	Not applicable
Class R-6	Not applicable	11	1,090	Not applicable
Total class-specific expenses	$110,970	$37,018	$9,211	$1,779

American Balanced Fund	23

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $398,000 in the fund’s statement of operations includes $187,000 in current fees (either paid in cash or deferred) and a net increase of $211,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2014

Class A	$2,849,512	115,935	$376,853	15,261	$(2,605,788)	(105,872)	$620,577	25,324
Class B	6,565	268	3,336	136	(202,685)	(8,267)	(192,784)	(7,863)
Class C	627,897	25,687	25,158	1,025	(688,897)	(28,144)	(35,842)	(1,432)
Class F-1	604,241	24,594	23,036	934	(586,074)	(23,439)	41,203	2,089
Class F-2	612,341	24,500	8,455	342	(76,716)	(3,121)	544,080	21,721
Class 529-A	178,725	7,286	22,347	906	(139,265)	(5,672)	61,807	2,520
Class 529-B	1,680	68	396	16	(23,585)	(960)	(21,509)	(876)
Class 529-C	62,815	2,563	3,931	159	(52,199)	(2,128)	14,547	594
Class 529-E	8,710	355	982	40	(7,055)	(288)	2,637	107
Class 529-F-1	11,727	478	1,000	41	(7,122)	(291)	5,605	228
Class R-1	16,983	695	740	30	(20,909)	(857)	(3,186)	(132)
Class R-2	142,928	5,852	6,536	266	(188,973)	(7,731)	(39,509)	(1,613)
Class R-3	387,981	15,872	23,189	943	(421,892)	(17,250)	(10,722)	(435)
Class R-4	544,391	22,223	36,131	1,465	(416,872)	(16,965)	163,650	6,723
Class R-5	357,677	14,588	25,052	1,015	(524,600)	(21,129)	(141,871)	(5,526)
Class R-6	1,022,599	41,547	46,452	1,879	(214,951)	(8,725)	854,100	34,701
Total net increase (decrease)	$7,436,772	302,511	$603,594	24,458	$(6,177,583)	(250,839)	$1,862,783	76,130

24	American Balanced Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class A	$5,771,710	257,019	$638,399	28,228	$(4,829,974)	(215,037)	$1,580,135	70,210
Class B	28,456	1,275	7,915	353	(512,404)	(23,120)	(476,033)	(21,492)
Class C	1,085,377	48,422	41,910	1,864	(1,071,709)	(47,809)	55,578	2,477
Class F-1	953,519	42,210	32,319	1,425	(359,799)	(15,964)	626,039	27,671
Class F-2	339,973	15,053	9,980	440	(103,614)	(4,571)	246,339	10,922
Class 529-A	353,333	15,775	37,862	1,677	(314,364)	(14,003)	76,831	3,449
Class 529-B	4,298	192	894	40	(54,165)	(2,423)	(48,973)	(2,191)
Class 529-C	125,242	5,596	6,377	283	(122,695)	(5,469)	8,924	410
Class 529-E	18,834	840	1,684	75	(20,477)	(909)	41	6
Class 529-F-1	20,468	910	1,669	74	(18,738)	(840)	3,399	144
Class R-1	45,246	2,057	1,273	57	(41,530)	(1,868)	4,989	246
Class R-2	305,186	13,736	12,032	536	(392,794)	(17,617)	(75,576)	(3,345)
Class R-3	809,579	36,322	40,465	1,798	(780,292)	(34,843)	69,752	3,277
Class R-4	1,267,150	57,206	61,018	2,703	(984,030)	(43,663)	344,138	16,246
Class R-5	551,314	24,580	45,053	1,991	(561,872)	(24,996)	34,495	1,575
Class R-6	1,519,961	67,390	60,512	2,664	(347,726)	(15,363)	1,232,747	54,691
Total net increase (decrease)	$13,199,646	588,583	$999,362	44,208	$(10,516,183)	(468,495)	$3,682,825	164,296

* Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,318,948,000 and $13,766,173,000, respectively, during the six months ended June 30, 2014.

American Balanced Fund	25

Financial highlights

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 6/30/2014[4,5]	$24.42	$.20	$.99	$1.19
	Year ended 12/31/2013	20.40	.36	4.04	4.40
	Year ended 12/31/2012	18.21	.38	2.19	2.57
	Year ended 12/31/2011	17.93	.36	.32	.68
	Year ended 12/31/2010	16.21	.40	1.68	2.08
	Year ended 12/31/2009	13.78	.40	2.44	2.84
Class B:	Six months ended 6/30/2014[4,5]	24.37	.11	.98	1.09
	Year ended 12/31/2013	20.35	.19	4.03	4.22
	Year ended 12/31/2012	18.16	.23	2.19	2.42
	Year ended 12/31/2011	17.87	.22	.33	.55
	Year ended 12/31/2010	16.16	.28	1.66	1.94
	Year ended 12/31/2009	13.73	.29	2.44	2.73
Class C:	Six months ended 6/30/2014[4,5]	24.30	.10	.99	1.09
	Year ended 12/31/2013	20.31	.19	4.00	4.19
	Year ended 12/31/2012	18.13	.22	2.18	2.40
	Year ended 12/31/2011	17.85	.21	.32	.53
	Year ended 12/31/2010	16.14	.27	1.67	1.94
	Year ended 12/31/2009	13.72	.29	2.43	2.72
Class F-1:	Six months ended 6/30/2014[4,5]	24.41	.20	.97	1.17
	Year ended 12/31/2013	20.39	.36	4.03	4.39
	Year ended 12/31/2012	18.21	.38	2.18	2.56
	Year ended 12/31/2011	17.92	.36	.33	.69
	Year ended 12/31/2010	16.21	.40	1.67	2.07
	Year ended 12/31/2009	13.78	.41	2.44	2.85
Class F-2:	Six months ended 6/30/2014[4,5]	24.41	.23	.98	1.21
	Year ended 12/31/2013	20.39	.41	4.04	4.45
	Year ended 12/31/2012	18.21	.43	2.18	2.61
	Year ended 12/31/2011	17.92	.40	.33	.73
	Year ended 12/31/2010	16.21	.44	1.67	2.11
	Year ended 12/31/2009	13.78	.43	2.45	2.88

26	American Balanced Fund

Dividends and distributions
Dividends		Total				Ratio of		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	expenses		net income
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[3]	(in millions)	net assets		net assets[2]
$(.19)	$(.03)	$(.22)	$25.39	4.89%	$45,070	.60%[6]		1.65%[6]
(.38)	—	(.38)	24.42	21.73	42,735	.61		1.62
(.38)	—	(.38)	20.40	14.19	34,272	.63		1.94
(.40)	—	(.40)	18.21	3.82	30,716	.62		1.97
(.36)	—	(.36)	17.93	13.02	31,409	.63		2.42
(.41)	—	(.41)	16.21	21.08	29,675	.67		2.80
(.09)	(.03)	(.12)	25.34	4.48	655	1.35	[6]	.88	[6]
(.20)	—	(.20)	24.37	20.81	821	1.36		.86
(.23)	—	(.23)	20.35	13.35	1,123	1.38		1.17
(.26)	—	(.26)	18.16	3.08	1,745	1.38		1.21
(.23)	—	(.23)	17.87	12.12	2,573	1.38		1.66
(.30)	—	(.30)	16.16	20.24	3,305	1.43		2.06
(.09)	(.03)	(.12)	25.27	4.50	5,418	1.39	[6]	.85	[6]
(.20)	—	(.20)	24.30	20.72	5,247	1.41		.83
(.22)	—	(.22)	20.31	13.30	4,334	1.42		1.14
(.25)	—	(.25)	18.13	3.00	4,247	1.42		1.17
(.23)	—	(.23)	17.85	12.11	4,576	1.43		1.61
(.30)	—	(.30)	16.14	20.16	4,429	1.45		2.02
(.18)	(.03)	(.21)	25.37	4.83	2,621	.65	[6]	1.60	[6]
(.37)	—	(.37)	24.41	21.70	2,471	.66		1.58
(.38)	—	(.38)	20.39	14.13	1,500	.64		1.94
(.40)	—	(.40)	18.21	3.87	1,014	.63		1.96
(.36)	—	(.36)	17.92	12.95	895	.63		2.41
(.42)	—	(.42)	16.21	21.13	885	.64		2.85
(.21)	(.03)	(.24)	25.38	5.00	1,349	.41	[6]	1.85	[6]
(.43)	—	(.43)	24.41	21.99	768	.41		1.83
(.43)	—	(.43)	20.39	14.40	419	.40		2.18
(.44)	—	(.44)	18.21	4.12	277	.40		2.19
(.40)	—	(.40)	17.92	13.21	228	.40		2.63
(.45)	—	(.45)	16.21	21.41	164	.41		2.87

See page 32 for footnotes.

American Balanced Fund	27

Financial highlights (continued)

			Income from investment operations[1]
		Net asset		Net gains
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	income[2]	and unrealized)	operations
Class 529-A:	Six months ended 6/30/2014[4,5]	$24.39	$.19	$.98	$1.17
	Year ended 12/31/2013	20.38	.34	4.03	4.37
	Year ended 12/31/2012	18.19	.36	2.19	2.55
	Year ended 12/31/2011	17.91	.34	.33	.67
	Year ended 12/31/2010	16.19	.39	1.68	2.07
	Year ended 12/31/2009	13.77	.39	2.43	2.82
Class 529-B:	Six months ended 6/30/2014[4,5]	24.41	.09	.99	1.08
	Year ended 12/31/2013	20.39	.17	4.02	4.19
	Year ended 12/31/2012	18.19	.21	2.19	2.40
	Year ended 12/31/2011	17.90	.20	.33	.53
	Year ended 12/31/2010	16.19	.26	1.66	1.92
	Year ended 12/31/2009	13.76	.28	2.44	2.72
Class 529-C:	Six months ended 6/30/2014[4,5]	24.38	.10	.98	1.08
	Year ended 12/31/2013	20.37	.17	4.03	4.20
	Year ended 12/31/2012	18.19	.21	2.18	2.39
	Year ended 12/31/2011	17.90	.20	.33	.53
	Year ended 12/31/2010	16.19	.26	1.67	1.93
	Year ended 12/31/2009	13.76	.28	2.44	2.72
Class 529-E:	Six months ended 6/30/2014[4,5]	24.38	.16	.98	1.14
	Year ended 12/31/2013	20.37	.29	4.02	4.31
	Year ended 12/31/2012	18.18	.31	2.19	2.50
	Year ended 12/31/2011	17.90	.30	.32	.62
	Year ended 12/31/2010	16.19	.35	1.66	2.01
	Year ended 12/31/2009	13.76	.35	2.44	2.79
Class 529-F-1:	Six months ended 6/30/2014[4,5]	24.37	.22	.99	1.21
	Year ended 12/31/2013	20.36	.39	4.03	4.42
	Year ended 12/31/2012	18.18	.41	2.18	2.59
	Year ended 12/31/2011	17.90	.38	.33	.71
	Year ended 12/31/2010	16.19	.43	1.67	2.10
	Year ended 12/31/2009	13.76	.42	2.44	2.86

28	American Balanced Fund

Dividends and distributions
Dividends		Total				Ratio of		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	expenses		net income
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[3]	(in millions)	net assets		net assets[2]
$(.18)	$(.03)	$(.21)	$25.35	4.81%	$2,766	.69%[6]		1.56%[6]
(.36)	—	(.36)	24.39	21.60	2,599	.70		1.53
(.36)	—	(.36)	20.38	14.12	2,101	.71		1.86
(.39)	—	(.39)	18.19	3.75	1,751	.70		1.89
(.35)	—	(.35)	17.91	12.97	1,589	.69		2.35
(.40)	—	(.40)	16.19	20.97	1,291	.73		2.73
(.08)	(.03)	(.11)	25.38	4.42	90	1.47	[6]	.76	[6]
(.17)	—	(.17)	24.41	20.63	108	1.49		.74
(.20)	—	(.20)	20.39	13.24	134	1.50		1.05
(.24)	—	(.24)	18.19	2.95	180	1.49		1.09
(.21)	—	(.21)	17.90	11.99	244	1.48		1.56
(.29)	—	(.29)	16.19	20.09	284	1.53		1.95
(.09)	(.03)	(.12)	25.34	4.41	889	1.46	[6]	.78	[6]
(.19)	—	(.19)	24.38	20.68	841	1.48		.76
(.21)	—	(.21)	20.37	13.19	694	1.49		1.08
(.24)	—	(.24)	18.19	3.00	607	1.48		1.11
(.22)	—	(.22)	17.90	12.03	583	1.48		1.57
(.29)	—	(.29)	16.19	20.10	507	1.52		1.94
(.15)	(.03)	(.18)	25.34	4.68	142	.94	[6]	1.31	[6]
(.30)	—	(.30)	24.38	21.31	134	.95		1.29
(.31)	—	(.31)	20.37	13.84	112	.97		1.60
(.34)	—	(.34)	18.18	3.47	98	.97		1.62
(.30)	—	(.30)	17.90	12.59	92	.97		2.07
(.36)	—	(.36)	16.19	20.71	80	1.02		2.45
(.21)	(.03)	(.24)	25.34	4.97	111	.46	[6]	1.78	[6]
(.41)	—	(.41)	24.37	21.88	101	.48		1.76
(.41)	—	(.41)	20.36	14.32	82	.49		2.09
(.43)	—	(.43)	18.18	3.98	61	.48		2.11
(.39)	—	(.39)	17.90	13.15	57	.47		2.57
(.43)	—	(.43)	16.19	21.31	42	.52		2.93

See page 32 for footnotes.

American Balanced Fund	29

Financial highlights (continued)

			Income from investment operations[1]
		Net asset		Net gains
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	income[2]	and unrealized)	operations
Class R-1:	Six months ended 6/30/2014[4,5]	$24.28	$.10	$.98	$1.08
	Year ended 12/31/2013	20.29	.19	4.01	4.20
	Year ended 12/31/2012	18.12	.23	2.17	2.40
	Year ended 12/31/2011	17.83	.22	.33	.55
	Year ended 12/31/2010	16.13	.27	1.66	1.93
	Year ended 12/31/2009	13.71	.29	2.43	2.72
Class R-2:	Six months ended 6/30/2014[4,5]	24.30	.11	.98	1.09
	Year ended 12/31/2013	20.30	.20	4.02	4.22
	Year ended 12/31/2012	18.13	.23	2.18	2.41
	Year ended 12/31/2011	17.85	.22	.32	.54
	Year ended 12/31/2010	16.14	.27	1.67	1.94
	Year ended 12/31/2009	13.72	.29	2.43	2.72
Class R-3:	Six months ended 6/30/2014[4,5]	24.32	.16	.98	1.14
	Year ended 12/31/2013	20.32	.29	4.02	4.31
	Year ended 12/31/2012	18.14	.32	2.18	2.50
	Year ended 12/31/2011	17.86	.30	.32	.62
	Year ended 12/31/2010	16.15	.35	1.67	2.02
	Year ended 12/31/2009	13.73	.36	2.43	2.79
Class R-4:	Six months ended 6/30/2014[4,5]	24.38	.20	.98	1.18
	Year ended 12/31/2013	20.37	.36	4.02	4.38
	Year ended 12/31/2012	18.19	.38	2.18	2.56
	Year ended 12/31/2011	17.91	.35	.33	.68
	Year ended 12/31/2010	16.19	.40	1.68	2.08
	Year ended 12/31/2009	13.76	.40	2.44	2.84
Class R-5:	Six months ended 6/30/2014[4,5]	24.43	.23	.99	1.22
	Year ended 12/31/2013	20.41	.43	4.03	4.46
	Year ended 12/31/2012	18.22	.44	2.19	2.63
	Year ended 12/31/2011	17.94	.41	.32	.73
	Year ended 12/31/2010	16.22	.45	1.68	2.13
	Year ended 12/31/2009	13.79	.45	2.43	2.88
Class R-6:	Six months ended 6/30/2014[4,5]	24.42	.24	.99	1.23
	Year ended 12/31/2013	20.40	.44	4.03	4.47
	Year ended 12/31/2012	18.21	.45	2.19	2.64
	Year ended 12/31/2011	17.93	.42	.32	.74
	Year ended 12/31/2010	16.21	.46	1.67	2.13
	Period from 5/1/2009 to 12/31/2009[4,7]	13.64	.30	2.61	2.91

30	American Balanced Fund

Dividends and distributions
Dividends		Total				Ratio of		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	expenses		net income
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[3]	(in millions)	net assets		net assets[2]
$(.09)	$(.03)	$(.12)	$25.24	4.47%	$153	1.39%[6]		.85%[6]
(.21)	—	(.21)	24.28	20.76	151	1.39		.84
(.23)	—	(.23)	20.29	13.28	121	1.40		1.16
(.26)	—	(.26)	18.12	3.09	126	1.40		1.19
(.23)	—	(.23)	17.83	12.10	135	1.40		1.65
(.30)	—	(.30)	16.13	20.22	120	1.43		2.03
(.10)	(.03)	(.13)	25.26	4.48	1,315	1.37	[6]	.87	[6]
(.22)	—	(.22)	24.30	20.87	1,304	1.34		.90
(.24)	—	(.24)	20.30	13.31	1,158	1.37		1.20
(.26)	—	(.26)	18.13	3.05	1,079	1.38		1.21
(.23)	—	(.23)	17.85	12.14	1,128	1.40		1.64
(.30)	—	(.30)	16.14	20.14	1,054	1.47		1.99
(.15)	(.03)	(.18)	25.28	4.69	3,328	.94	[6]	1.30	[6]
(.31)	—	(.31)	24.32	21.33	3,212	.94		1.30
(.32)	—	(.32)	20.32	13.83	2,617	.95		1.62
(.34)	—	(.34)	18.14	3.50	2,331	.95		1.64
(.31)	—	(.31)	17.86	12.64	2,408	.94		2.10
(.37)	—	(.37)	16.15	20.73	2,326	.97		2.49
(.18)	(.03)	(.21)	25.35	4.88	4,322	.64	[6]	1.60	[6]
(.37)	—	(.37)	24.38	21.68	3,994	.65		1.60
(.38)	—	(.38)	20.37	14.14	3,006	.64		1.94
(.40)	—	(.40)	18.19	3.80	2,152	.65		1.94
(.36)	—	(.36)	17.91	13.01	2,007	.65		2.39
(.41)	—	(.41)	16.19	21.09	1,736	.67		2.75
(.22)	(.03)	(.25)	25.40	5.02	2,451	.34	[6]	1.90	[6]
(.44)	—	(.44)	24.43	22.04	2,492	.34		1.89
(.44)	—	(.44)	20.41	14.51	2,050	.35		2.23
(.45)	—	(.45)	18.22	4.11	1,544	.35		2.24
(.41)	—	(.41)	17.94	13.32	1,545	.35		2.69
(.45)	—	(.45)	16.22	21.44	1,332	.37		3.19
(.23)	(.03)	(.26)	25.39	5.05	4,946	.29	[6]	1.96	[6]
(.45)	—	(.45)	24.42	22.12	3,910	.29		1.95
(.45)	—	(.45)	20.40	14.57	2,151	.30		2.28
(.46)	—	(.46)	18.21	4.16	1,486	.30		2.30
(.41)	—	(.41)	17.93	13.38	1,063	.30		2.75
(.34)	—	(.34)	16.21	21.52	590	.33	[6]	2.94	[6]

See page 32 for footnotes.

American Balanced Fund	31

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31
	2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	26%	55%	54%	47%	37%	46%

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

32	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2014, through June 30, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	33

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,048.91	$3.05	.60%
Class A — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B — actual return	1,000.00	1,044.84	6.84	1.35
Class B — assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class C — actual return	1,000.00	1,045.04	7.05	1.39
Class C — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class F-1 — actual return	1,000.00	1,048.29	3.30	.65
Class F-1 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 — actual return	1,000.00	1,049.97	2.08	.41
Class F-2 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-A — actual return	1,000.00	1,048.10	3.50	.69
Class 529-A — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B — actual return	1,000.00	1,044.16	7.45	1.47
Class 529-B — assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-C — actual return	1,000.00	1,044.13	7.40	1.46
Class 529-C — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E — actual return	1,000.00	1,046.82	4.77	.94
Class 529-E — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-F-1 — actual return	1,000.00	1,049.71	2.34	.46
Class 529-F-1 — assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-1 — actual return	1,000.00	1,044.71	7.05	1.39
Class R-1 — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 — actual return	1,000.00	1,044.78	6.95	1.37
Class R-2 — assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-3 — actual return	1,000.00	1,046.92	4.77	.94
Class R-3 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 — actual return	1,000.00	1,048.75	3.25	.64
Class R-4 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 — actual return	1,000.00	1,050.21	1.73	.34
Class R-5 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 — actual return	1,000.00	1,050.49	1.47	.29
Class R-6 — assumed 5% return	1,000.00	1,023.36	1.45	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

34	American Balanced Fund

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American Balanced Fund	35

Office of the fund
One Market
Steuart Tower, Suite 2000
San Francisco, CA 94105-1409

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2014, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGESRX-011-0814P Litho in USA AGD/UNL/8077-S42825

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund Investment Portfolio June 30, 2014

unaudited

Common stocks 70.72%
		Value
Financials 14.30%	Shares	(000)

Wells Fargo & Co.	40,827,000	$ 2,145,867
American Express Co.	16,224,000	1,539,171
Berkshire Hathaway Inc., Class A1	6,580	1,249,545
JPMorgan Chase & Co.	18,956,000	1,092,245
ACE Ltd.	6,195,000	642,421
Capital One Financial Corp.	5,569,000	459,999
Weyerhaeuser Co.[1]	12,815,242	424,056
SunTrust Banks, Inc.	10,000,000	400,600
Citigroup Inc.	8,500,000	400,350
Equity Residential	6,280,000	395,640
U.S. Bancorp	8,500,000	368,220
Goldman Sachs Group, Inc.	2,031,700	340,188
Moody’s Corp.	2,745,000	240,627
American Tower Corp.	2,670,000	240,247
Arch Capital Group Ltd.[1]	3,890,000	223,442
BlackRock, Inc.	500,000	159,800
Chubb Corp.	1,500,000	138,255
Allstate Corp.	2,000,000	117,440
Bank of America Corp.	7,000,000	107,590
Sumitomo Mitsui Financial Group, Inc. (ADR)	8,500,000	71,995
T. Rowe Price Group, Inc.	720,000	60,775
		10,818,473
Industrials 9.96%

Boeing Co.	13,095,000	1,666,077
Lockheed Martin Corp.	6,997,037	1,124,634
Union Pacific Corp.	10,330,244	1,030,442
General Electric Co.	25,600,000	672,768
Caterpillar Inc.	5,392,000	585,949
Cummins Inc.	3,674,400	566,923
Parker-Hannifin Corp.	4,100,000	515,493
Deere & Co.	4,960,000	449,128
United Technologies Corp.	3,195,000	368,863
Honeywell International Inc.	1,750,000	162,662
Northrop Grumman Corp.	1,250,000	149,537
Rockwell Collins, Inc.	1,590,000	124,243
General Dynamics Corp.	1,000,000	116,550
		7,533,269
Consumer discretionary 9.40%

Amazon.com, Inc.[1]	5,788,000	1,879,827
Home Depot, Inc.	21,589,349	1,747,874
Comcast Corp., Class A	24,310,000	1,304,961
Walt Disney Co.	5,220,000	447,563
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

VF Corp.	5,759,295	$ 362,836
Twenty-First Century Fox, Inc., Class A	10,131,900	356,136
Time Warner Inc.	3,250,000	228,312
Macy’s, Inc.	3,500,000	203,070
NIKE, Inc., Class B	2,415,000	187,283
General Motors Co.	3,500,000	127,050
CBS Corp., Class B	1,305,000	81,093
Las Vegas Sands Corp.	1,020,787	77,804
Carnival Corp., units	1,400,000	52,710
Johnson Controls, Inc.	1,015,000	50,679
		7,107,198
Information technology 8.76%

Microsoft Corp.	60,883,000	2,538,821
Texas Instruments Inc.	15,922,000	760,912
ASML Holding NV (New York registered)	4,055,401	378,247
ASML Holding NV	1,470,405	136,933
TE Connectivity Ltd.	7,805,000	482,661
Cisco Systems, Inc.	18,250,000	453,513
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	17,175,000	367,373
Google Inc., Class A1	516,350	301,894
Avago Technologies Ltd.	3,565,000	256,930
Analog Devices, Inc.	4,715,000	254,940
VeriSign, Inc.[1]	5,000,000	244,050
Intel Corp.	7,500,000	231,750
salesforce.com, inc.[1]	1,980,000	114,999
Maxim Integrated Products, Inc.	2,980,000	100,754
		6,623,777
Health care 6.92%

Merck & Co., Inc.	25,730,000	1,488,481
UnitedHealth Group Inc.	9,295,000	759,866
Pfizer Inc.	23,220,000	689,170
Johnson & Johnson	6,300,000	659,106
Bristol-Myers Squibb Co.	11,150,000	540,886
Roche Holding AG	1,158,957	345,674
Gilead Sciences, Inc.[1]	3,700,000	306,767
AbbVie Inc.	2,600,000	146,744
Express Scripts Holding Co.[1]	1,870,000	129,647
Baxter International Inc.	1,500,000	108,450
Vertex Pharmaceuticals Inc.[1]	600,000	56,808
		5,231,599
Consumer staples 6.35%

Philip Morris International Inc.	14,300,000	1,205,633
Procter & Gamble Co.	11,220,000	881,780
Nestlé SA	8,880,000	687,929
Nestlé SA (ADR)	1,000,000	77,670
Costco Wholesale Corp.	5,677,326	653,801
PepsiCo, Inc.	5,067,000	452,686
Coca-Cola Co.	6,280,000	266,021
Wal-Mart Stores, Inc.	3,300,000	247,731
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Unilever NV (New York registered)	3,635,000	$ 159,067
Colgate-Palmolive Co.	1,400,000	95,452
Kimberly-Clark Corp.	645,000	71,737
		4,799,507
Energy 6.04%

Royal Dutch Shell PLC, Class B (ADR)	9,658,000	840,343
Chevron Corp.	5,877,000	767,242
Enbridge Inc.	10,295,000	488,704
ConocoPhillips	4,881,308	418,475
Occidental Petroleum Corp.	3,000,000	307,890
Concho Resources Inc.[1]	1,985,000	286,832
Transocean Ltd.	6,100,000	274,683
Baker Hughes Inc.	3,000,000	223,350
Southwestern Energy Co.[1]	4,395,000	199,929
Kinder Morgan, Inc.	5,125,000	185,832
CONSOL Energy Inc.	4,000,000	184,280
Phillips 66	2,180,000	175,337
Suncor Energy Inc.	2,000,000	85,282
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	5,000,000	73,150
TOTAL SA (ADR)	800,000	57,760
		4,569,089
Materials 3.04%

Dow Chemical Co.	12,180,000	626,783
E.I. du Pont de Nemours and Co.	6,750,000	441,720
Mosaic Co.	7,810,000	386,204
Potash Corp. of Saskatchewan Inc.	9,656,600	366,565
Monsanto Co.	1,800,000	224,532
Nucor Corp.	4,500,000	221,625
Cliffs Natural Resources Inc.	1,993,000	29,995
		2,297,424
Utilities 0.80%

PG&E Corp.	6,360,000	305,407
Duke Energy Corp.	1,693,333	125,628
Exelon Corp.	2,650,000	96,672
FirstEnergy Corp.	2,343,100	81,353
		609,060
Telecommunication services 0.32%

Verizon Communications Inc.	2,535,000	124,037
AT&T Inc.	3,385,000	119,694
		243,731
Miscellaneous 4.83%

Other common stocks in initial period of acquisition		3,650,441
Total common stocks (cost: $32,443,494,000)		53,483,568
Preferred securities 0.01%

U.S. government agency securities 0.01%

CoBank, ACB, Class E, noncumulative[2]	7,440	5,096
Total preferred securities (cost: $5,208,000)		5,096

Bonds, notes & other debt instruments 25.23%
Corporate bonds & notes 8.87%	Principal amount	Value
Financials 2.78%	(000)	(000)

Goldman Sachs Group, Inc. 3.625% 2016	$46,650	$48,661
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,467
Goldman Sachs Group, Inc. 2.625% 2019	74,350	75,415
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,483
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,169
Goldman Sachs Group, Inc. 3.625% 2023	7,840	7,861
Goldman Sachs Group, Inc. 3.85% 2024	14,700	14,681
Goldman Sachs Group, Inc. 4.00% 2024	7,760	7,917
Wells Fargo & Co. 1.25% 2016	18,000	18,163
Wells Fargo & Co. 3.676% 2016	19,000	20,059
Wells Fargo & Co. 2.125% 2019	38,100	38,259
Wells Fargo & Co. 4.60% 2021	25,000	27,848
Wells Fargo & Co. 4.10% 2026	18,175	18,417
Bank of America Corp., Series L, 3.625% 2016	13,820	14,440
Bank of America Corp. 3.75% 2016	21,955	23,105
Bank of America Corp. 1.25% 2017	15,000	15,034
Bank of America Corp., Series L, 2.65% 2019	30,000	30,437
Bank of America Corp. 5.625% 2020	15,500	17,852
Bank of America Corp. 4.00% 2024	20,600	21,087
JPMorgan Chase & Co. 1.35% 2017	23,520	23,621
JPMorgan Chase & Co. 1.625% 2018	34,500	34,393
JPMorgan Chase & Co. 3.25% 2022	12,000	12,070
JPMorgan Chase & Co. 3.20% 2023	7,666	7,621
JPMorgan Chase & Co. 3.625% 2024	12,234	12,301
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[3]	25,000	27,031
Westfield Group 5.75% 2015[2]	16,250	17,573
Westfield Group 5.70% 2016[2]	23,430	26,406
Westfield Group 7.125% 2018[2]	15,750	19,172
Westfield Group 4.625% 2021[2]	25,000	28,718
Citigroup Inc. 4.587% 2015	20,950	22,091
Citigroup Inc. 3.953% 2016	13,050	13,774
Citigroup Inc. 2.50% 2018	15,000	15,264
Citigroup Inc. 8.50% 2019	8,416	10,781
Citigroup Inc. 3.75% 2024	14,000	14,060
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,743
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,640
Berkshire Hathaway Inc. 2.90% 2020	21,500	22,170
MetLife Global Funding I 2.50% 2015[2]	16,000	16,395
MetLife Global Funding I 2.30% 2019[2]	31,975	32,317
Metlife, Inc. 3.60% 2024	12,375	12,622
Hospitality Properties Trust 6.30% 2016	12,631	13,496
Hospitality Properties Trust 6.70% 2018	23,400	26,375
Hospitality Properties Trust 5.00% 2022	4,350	4,607
Hospitality Properties Trust 4.50% 2023	16,130	16,461
Rabobank Nederland 2.25% 2019	19,450	19,716
Rabobank Nederland 4.625% 2023	35,495	37,567
CNA Financial Corp. 5.85% 2014	25,000	25,627
CNA Financial Corp. 6.50% 2016	16,000	17,829
CNA Financial Corp. 3.95% 2024	9,910	10,240
ERP Operating LP 5.375% 2016	25,000	27,318
ERP Operating LP 4.75% 2020	12,000	13,413
ERP Operating LP 4.50% 2044	11,400	11,426
Barclays Bank PLC 2.50% 2019	48,450	49,122
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

BB&T Corp. 1.00% 2017	$15,000	$14,951
BB&T Corp., Series C, 1.60% 2017	16,750	16,913
BB&T Corp. 2.25% 2019	15,000	15,201
US Bancorp., Series T, 1.65% 2017	19,500	19,787
US Bancorp. 3.70% 2024	26,300	27,274
Prudential Financial, Inc. 2.30% 2018	7,595	7,730
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	11,007	14,002
Prudential Financial, Inc. 3.50% 2024	25,300	25,261
Morgan Stanley 1.75% 2016	8,000	8,116
Morgan Stanley 3.80% 2016	8,700	9,138
Morgan Stanley 3.75% 2023	5,000	5,093
Morgan Stanley, Series F, 3.875% 2024	20,800	21,083
Corporate Office Properties Trust 3.60% 2023	12,100	11,586
Corporate Office Properties LP 5.25% 2024	29,480	31,625
Prologis, Inc. 4.25% 2023	35,745	37,362
HSBC Holdings PLC 4.25% 2024	25,400	26,177
HSBC Holdings PLC 5.25% 2044	10,315	11,069
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,142
Kimco Realty Corp. 5.70% 2017	6,180	6,903
Kimco Realty Corp. 3.125% 2023	15,705	15,131
BPCE SA group 4.00% 2024	14,700	15,024
BPCE SA group 5.15% 2024[2]	19,235	20,335
Developers Diversified Realty Corp. 9.625% 2016	1,825	2,089
Developers Diversified Realty Corp. 7.875% 2020	6,365	8,063
DDR Corp. 3.50% 2021	21,000	21,409
Svenska Handelsbanken AB 2.25% 2019	30,220	30,399
ANZ National (International) Ltd. 3.125% 2015[2]	16,500	16,978
Australia & New Zealand Banking Group Ltd. 2.25% 2019	12,800	12,864
Intercontinentalexchange, Inc. 2.50% 2018	26,000	26,619
Intesa Sanpaolo SpA 5.017% 2024[2]	26,160	26,506
American Express Co. 6.15% 2017	22,800	26,104
American Tower Corp. 4.625% 2015	10,000	10,301
American Tower Corp. 3.40% 2019	13,550	14,189
PNC Financial Services Group, Inc. 3.90% 2024	23,800	24,287
Essex Portfolio L.P. 3.875% 2024[2]	21,515	21,906
Boston Properties, Inc. 3.70% 2018	20,000	21,368
Skandinaviska Enskilda 2.375% 2019[2]	20,900	21,130
Bank of Nova Scotia 2.55% 2017	20,000	20,765
ACE INA Holdings Inc. 2.60% 2015	12,665	13,008
ACE INA Holdings Inc. 3.35% 2024	7,000	7,071
AvalonBay Communities, Inc. 3.625% 2020	19,000	19,862
American International Group, Inc. 4.875% 2016	6,000	6,493
American International Group, Inc. 3.375% 2020	12,000	12,485
Discover Financial Services 4.20% 2023	16,955	17,915
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,509
HCP, Inc. 5.375% 2021	15,000	17,078
QBE Insurance Group Ltd. 2.40% 2018[2]	17,000	17,016
Westpac Banking Corp. 3.00% 2015	15,300	15,846
New York Life Global Funding 2.10% 2019[2]	15,000	15,001
Simon Property Group, LP 1.50% 2018[2]	13,825	13,740
BNP Paribas 3.60% 2016	13,000	13,562
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,766
Toronto-Dominion Bank 2.375% 2016	12,000	12,426
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	11,500	11,568
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Credit Suisse Group AG 2.30% 2019	$10,200	$ 10,227
Nationwide Mutual Insurance Co. 5.81% 2024[2,3]	8,150	8,354
CME Group Inc. 5.30% 2043	6,800	7,864
Lloyds Banking Group PLC 2.30% 2018	7,430	7,551
AXA SA, Series B, junior subordinated 6.379% (undated)[2,3]	6,680	7,281
BioMed Realty Trust, Inc. 2.625% 2019	4,210	4,239
Regions Financial Corp. 7.75% 2014	3,664	3,756
American Campus Communities, Inc. 4.125% 2024	3,535	3,588
Liberty Mutual Group Inc. 4.25% 2023[2]	3,000	3,114
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,652
Leucadia National Corp. 5.50% 2023	830	883
Unum Group 5.625% 2020	345	396
		2,104,446
Energy 1.11%

Total Capital SA 3.00% 2015	17,000	17,446
Total Capital Canada Ltd. 1.45% 2018	10,940	10,952
Total Capital International 2.125% 2018	14,500	14,741
Total Capital International 2.10% 2019	26,200	26,344
Total Capital International 3.70% 2024	16,000	16,588
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	20,088
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,261
Kinder Morgan Energy Partners, LP 3.50% 2021	16,680	16,932
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,369
Kinder Morgan Energy Partners, LP 5.50% 2044	8,793	9,301
Enterprise Products Operating LLC 1.25% 2015	10,000	10,073
Enterprise Products Operating LLC 5.20% 2020	6,355	7,264
Enterprise Products Operating LLC 3.35% 2023	13,000	13,040
Enterprise Products Operating LLC 3.90% 2024	39,845	41,308
StatoilHydro ASA 2.90% 2014	13,285	13,385
StatoilHydro ASA 1.80% 2016	16,000	16,362
Statoil ASA 3.125% 2017	16,500	17,474
StatoilHydro ASA 2.65% 2024	7,000	6,737
Statoil ASA 3.70% 2024	10,700	11,206
Statoil ASA 4.25% 2041	6,000	6,062
Enbridge Inc. 5.60% 2017	10,000	11,132
Enbridge Inc. 4.00% 2023	45,000	46,877
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,290
Enbridge Energy Partners, LP 4.20% 2021	300	318
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	16,385
Enbridge Energy Partners, LP 5.50% 2040	15,000	16,375
Devon Energy Corp. 2.25% 2018	31,270	31,664
Devon Energy Corp. 3.25% 2022	8,000	8,068
Devon Energy Corp. 4.75% 2042	6,500	6,769
Cenovus Energy Inc. 3.00% 2022	7,395	7,275
Cenovus Energy Inc. 3.80% 2023	31,300	32,310
Shell International Finance BV 1.125% 2017	21,000	20,970
Shell International Finance BV 2.00% 2018	17,715	17,977
Williams Partners LP 4.125% 2020	3,000	3,203
Williams Partners LP 4.50% 2023	12,400	13,170
Williams Partners LP 4.30% 2024	7,870	8,219
Williams Partners LP 3.90% 2025	12,000	12,074
Williams Partners LP 5.40% 2044	1,915	2,059
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

TransCanada PipeLines Ltd. 0.875% 2015	$13,000	$ 13,048
TransCanada PipeLines Ltd. 5.00% 2043	22,000	24,098
Exxon Mobil Corp. 0.921% 2017	15,000	15,023
Exxon Mobil Corp. 1.819% 2019	20,000	20,147
Anadarko Petroleum Corp. 5.95% 2016	20,500	22,715
Anadarko Petroleum Corp. 6.45% 2036	3,700	4,727
Halliburton Co. 2.00% 2018	20,000	20,225
BG Energy Capital PLC 2.50% 2015[2]	7,200	7,365
BG Energy Capital PLC 2.875% 2016[2]	12,325	12,834
Marathon Oil Corp. 0.90% 2015	16,000	16,061
Petróleos Mexicanos 3.50% 2018	13,000	13,695
Petróleos Mexicanos 5.50% 2044	2,200	2,301
ConocoPhillips 1.05% 2017	16,000	15,856
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,363
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,776
Transocean Inc. 6.375% 2021	13,050	15,113
Diamond Offshore Drilling, Inc. 4.875% 2043	13,615	13,760
Ecopetrol SA 5.875% 2045	9,650	10,046
Spectra Energy Partners, LP 4.75% 2024	7,030	7,627
Schlumberger Investment SA 3.65% 2023	6,155	6,410
Chevron Corp. 3.191% 2023	4,000	4,068
EnLink Midstream Partners, LP 4.40% 2024	1,825	1,918
		840,244
Consumer staples 1.05%

Anheuser-Busch InBev NV 3.625% 2015	33,000	33,854
Anheuser-Busch InBev NV 4.125% 2015	16,500	16,832
Anheuser-Busch InBev NV 1.375% 2017	16,000	16,054
Anheuser-Busch InBev NV 7.75% 2019	20,000	24,730
Anheuser-Busch InBev NV 3.70% 2024	2,700	2,775
Altria Group, Inc. 9.25% 2019	5,067	6,740
Altria Group, Inc. 2.95% 2023	12,000	11,504
Altria Group, Inc. 4.00% 2024	7,400	7,614
Altria Group, Inc. 9.95% 2038	13,500	22,444
Altria Group, Inc. 4.25% 2042	20,000	18,674
Altria Group, Inc. 4.50% 2043	20,000	19,322
Altria Group, Inc. 5.375% 2044	4,000	4,391
Wal-Mart Stores, Inc. 2.875% 2015	11,700	11,932
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,020
Wal-Mart Stores, Inc. 3.30% 2024	19,055	19,284
Wal-Mart Stores, Inc. 4.75% 2043	6,775	7,327
Wal-Mart Stores, Inc. 4.30% 2044	13,030	13,190
Kraft Foods Inc. 2.25% 2017	12,725	13,072
Kraft Foods Inc. 5.375% 2020	10,472	11,924
Kraft Foods Inc. 3.50% 2022	23,285	23,938
Kraft Foods Inc. 6.50% 2040	20,000	25,411
SABMiller Holdings Inc. 2.45% 2017[2]	20,245	20,872
SABMiller Holdings Inc. 2.20% 2018[2]	26,700	27,005
SABMiller Holdings Inc. 3.75% 2022[2]	7,900	8,190
SABMiller Holdings Inc. 4.95% 2042[2]	16,430	17,792
Coca-Cola Co. 1.50% 2015	18,970	19,259
Coca-Cola Co. 1.80% 2016	17,500	17,919
Coca-Cola Co. 3.20% 2023	26,950	27,279
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Pernod Ricard SA 2.95% 2017[2]	$35,500	$ 36,935
Pernod Ricard SA 4.45% 2022[2]	9,600	10,246
Philip Morris International Inc. 1.875% 2019	5,605	5,593
Philip Morris International Inc. 2.625% 2023	16,000	15,558
Philip Morris International Inc. 3.60% 2023	21,090	21,823
Reynolds American Inc. 3.25% 2022	11,420	11,032
Reynolds American Inc. 4.85% 2023	16,465	17,666
Reynolds American Inc. 6.15% 2043	5,350	6,139
Imperial Tobacco Finance PLC 2.05% 2018[2]	16,000	16,107
Imperial Tobacco Finance PLC 3.50% 2023[2]	17,000	16,864
WM. Wrigley Jr. Co 2.40% 2018[2]	300	305
WM. Wrigley Jr. Co 3.375% 2020[2]	30,670	31,793
British American Tobacco International Finance PLC 2.125% 2017[2]	16,000	16,405
British American Tobacco International Finance PLC 9.50% 2018[2]	11,955	15,549
Mondelez International, Inc. 4.00% 2024	24,800	25,723
Kroger Co. 4.00% 2024	10,655	11,069
Kroger Co. 5.15% 2043	9,300	10,068
PepsiCo, Inc. 7.90% 2018	15,000	18,686
Procter & Gamble Co. 1.45% 2016	13,460	13,687
CVS Caremark Corp. 4.00% 2023	9,800	10,269
ConAgra Foods, Inc. 1.90% 2018	4,220	4,233
ConAgra Foods, Inc. 3.20% 2023	2,000	1,935
		793,033
Consumer discretionary 0.85%

Home Depot, Inc. 2.00% 2019	47,700	47,781
Home Depot, Inc. 4.40% 2021	15,000	16,829
Home Depot, Inc. 5.95% 2041	15,000	18,837
Home Depot, Inc. 4.40% 2045	3,400	3,437
Ford Motor Credit Co. 1.70% 2016	17,000	17,223
Ford Motor Credit Co. 2.50% 2016	13,000	13,334
Ford Motor Credit Co. 1.50% 2017	8,500	8,550
Ford Motor Credit Co. 2.375% 2018	8,990	9,190
Ford Motor Credit Co. 4.375% 2023	33,475	35,797
Time Warner Inc. 5.875% 2016	14,210	15,830
Time Warner Inc. 2.10% 2019	12,395	12,344
Time Inc., Term Loan B, 4.25% 2021[3,4,5]	10,575	10,646
Time Warner Inc. 4.05% 2023	9,109	9,462
Time Warner Inc. 3.55% 2024	21,226	21,106
Time Warner Inc. 4.65% 2044	12,000	11,798
Comcast Corp. 6.30% 2017	16,750	19,487
Comcast Corp. 3.60% 2024	1,600	1,646
Comcast Corp. 6.45% 2037	15,000	19,167
Comcast Corp. 4.65% 2042	2,800	2,909
Comcast Corp. 4.75% 2044	22,000	23,320
DaimlerChrysler North America Holding Corp. 1.30% 2015[2]	16,000	16,133
DaimlerChrysler North America Holding Corp. 2.40% 2017[2]	25,000	25,820
DaimlerChrysler North America Holding Corp. 2.875% 2021[2]	14,900	15,042
Time Warner Cable Inc. 6.75% 2018	28,590	33,857
Time Warner Cable Inc. 4.00% 2021	8,000	8,555
Thomson Reuters Corp. 6.50% 2018	20,815	24,405
Thomson Reuters Corp. 4.30% 2023	14,440	15,159
Thomson Reuters Corp. 5.65% 2043	2,000	2,210
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Cox Communications, Inc. 5.45% 2014	$ 4,956	$ 5,066
Cox Communications, Inc. 2.95% 2023[2]	32,000	30,419
Walt Disney Co. 0.875% 2014	15,500	15,545
Walt Disney Co. 1.10% 2017	14,255	14,197
Toyota Motor Credit Corp. 0.875% 2015	16,000	16,098
Toyota Motor Credit Corp. 2.75% 2021	9,450	9,533
Volkswagen International Finance NV 2.375% 2017[2]	20,000	20,660
NBCUniversal Media, LLC 2.875% 2016	16,000	16,612
NBC Universal Enterprise, Inc. 5.25% (undated)[2]	475	499
News America Inc. 3.00% 2022	6,000	5,915
News America Inc. 5.40% 2043	5,800	6,485
Johnson Controls, Inc. 1.40% 2017	10,000	10,012
Dollar General Corp. 3.25% 2023	9,894	9,357
Viacom Inc. 4.25% 2023	8,000	8,404
Nordstrom, Inc. 4.00% 2021	6,245	6,692
Carnival Corp. 3.95% 2020	5,000	5,291
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	4,699	5,049
		645,708
Health care 0.73%

UnitedHealth Group Inc. 6.00% 2017	22,170	25,202
UnitedHealth Group Inc. 6.00% 2018	35,000	40,410
Pfizer Inc. 2.10% 2019	34,000	34,199
Pfizer Inc. 3.40% 2024	9,300	9,457
Pfizer Inc. 4.40% 2044	15,000	15,388
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	15,030
Thermo Fisher Scientific Inc. 2.40% 2019	13,375	13,524
Thermo Fisher Scientific Inc. 4.15% 2024	26,630	27,888
Novartis Capital Corp. 2.90% 2015	16,000	16,343
Novartis Capital Corp. 3.40% 2024	38,650	39,205
Cardinal Health, Inc. 4.00% 2015	37,100	38,339
Cardinal Health, Inc. 4.625% 2020	14,500	16,145
Gilead Sciences, Inc. 3.05% 2016	11,425	11,978
Gilead Sciences, Inc. 3.70% 2024	26,780	27,540
Gilead Sciences, Inc. 4.80% 2044	12,200	12,974
Amgen Inc. 2.50% 2016	7,000	7,254
Amgen Inc. 5.375% 2043	25,000	27,644
AbbVie Inc. 1.75% 2017	16,000	16,077
AbbVie Inc. 2.90% 2022	1,300	1,259
AbbVie Inc. 4.40% 2042	17,055	16,593
Celgene Corp 3.625% 2024	31,440	31,559
McKesson Corp. 3.796% 2024	24,345	24,924
Coventry Health Care, Inc. 6.30% 2014	11,955	12,041
Aetna Inc. 2.20% 2019	10,050	10,086
Humana Inc. 3.15% 2022	20,000	19,653
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,339
Express Scripts Inc. 3.125% 2016	5,000	5,211
DENTSPLY International Inc. 2.75% 2016	9,830	10,185
Roche Holdings, Inc. 7.00% 2039[2]	4,000	5,685
Medtronic, Inc. 4.625% 2044	5,280	5,558
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,970
		549,660
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Industrials 0.63%	(000)	(000)

General Electric Co. 0.85% 2015	$19,500	$ 19,602
General Electric Capital Corp. 1.00% 2015	13,700	13,799
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,995
General Electric Capital Corp. 2.95% 2016	9,305	9,705
General Electric Capital Corp. 2.30% 2017	26,100	26,972
General Electric Capital Corp. 2.45% 2017	15,000	15,532
General Electric Corp. 5.25% 2017	16,000	18,063
General Electric Capital Corp., Series A, 6.00% 2019	15,000	17,786
General Electric Co. 2.70% 2022	16,000	15,733
General Electric Capital Corp. 3.10% 2023	5,000	4,967
General Electric Capital Corp. 3.45% 2024	14,000	14,071
General Electric Co. 4.125% 2042	11,000	10,889
General Electric Co. 4.50% 2044	5,200	5,430
United Technologies Corp. 3.10% 2022	30,000	30,425
United Technologies Corp. 4.50% 2042	35,460	37,222
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,159
Burlington Northern Santa Fe LLC 3.00% 2023	7,000	6,895
Burlington Northern Santa Fe LLC 3.85% 2023	3,600	3,755
Burlington Northern Santa Fe LLC 3.75% 2024	4,620	4,775
Burlington Northern Santa Fe LLC 4.90% 2044	15,000	16,070
Union Pacific Corp. 5.70% 2018	13,150	15,246
Union Pacific Corp. 2.25% 2019	5,415	5,516
Union Pacific Corp. 3.646% 2024	5,480	5,713
Waste Management, Inc. 2.60% 2016	8,890	9,202
Waste Management, Inc. 2.90% 2022	15,000	14,711
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[2,4]	21,171	23,024
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	435	452
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	3,757	4,036
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	2,701	2,895
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	5,607	6,292
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	6,425	7,132
Danaher Corp. 2.30% 2016	16,795	17,347
Atlas Copco AB 5.60% 2017[2]	14,000	15,542
Boeing Company 0.95% 2018	12,000	11,732
ERAC USA Finance Co. 2.80% 2018[2]	9,900	10,234
Volvo Treasury AB 5.95% 2015[2]	9,460	9,824
Canadian National Railway Co. 1.45% 2016	8,900	9,026
Norfolk Southern Corp. 5.75% 2016	7,615	8,183
CSX Corp. 6.25% 2015	5,990	6,249
		478,201
Utilities 0.62%

PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,819
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	17,523
MidAmerican Energy Co. 2.40% 2019	8,000	8,158
NV Energy, Inc 6.25% 2020	10,168	12,014
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,328
MidAmerican Energy Holdings Co. 3.75% 2023	35,200	36,314
MidAmerican Energy Co. 3.50% 2024	3,080	3,151
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,113
PG&E Corp. 2.40% 2019	9,380	9,474
Pacific Gas and Electric Co. 3.25% 2023	4,100	4,101
Pacific Gas and Electric Co. 3.85% 2023	19,212	20,028
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

Pacific Gas and Electric Co. 3.75% 2024	$43,825	$ 45,371
Pacific Gas and Electric Co. 4.75% 2044	5,200	5,548
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,393
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,190
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	8,000	8,143
E.ON International Finance BV 5.80% 2018[2]	24,450	27,930
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,940
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,400	9,910
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,050	10,518
Teco Finance, Inc. 5.15% 2020	5,627	6,363
Tampa Electric Co. 4.35% 2044	18,025	18,463
Duke Energy Corp. 3.95% 2023	7,000	7,373
Duke Energy Corp. 3.75% 2024	16,800	17,281
Electricité de France SA 6.95% 2039[2]	12,000	15,982
Electricité de France SA 4.875% 2044[2]	4,161	4,446
Northern States Power Co. 4.125% 2044	18,000	18,073
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,489
Virginia Electric and Power Co. 3.45% 2024	6,415	6,572
CMS Energy Corp. 8.75% 2019	850	1,097
CMS Energy Corp. 3.875% 2024	14,310	14,891
American Electric Power Co. 2.95% 2022	16,090	15,656
Ohio Power Co., Series G, 6.60% 2033	125	161
Ohio Power Co., Series H, 6.60% 2033	40	51
Iberdrola Finance Ireland 3.80% 2014[2]	11,000	11,067
Entergy Corp. 4.70% 2017	9,600	10,363
Niagara Mohawk Power 3.553% 2014[2]	10,000	10,076
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,623
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	1,886	1,977
		471,970
Telecommunication services 0.58%

Verizon Communications Inc. 3.00% 2016	34,000	35,263
Verizon Communications Inc. 1.35% 2017	12,750	12,753
Verizon Communications Inc. 3.45% 2021	9,485	9,814
Verizon Communications Inc. 5.15% 2023	57,250	64,153
Verizon Communications Inc. 4.15% 2024	7,400	7,738
Verizon Communications Inc. 6.25% 2037	20,000	24,314
Verizon Communications Inc. 6.55% 2043	74,815	94,339
Orange SA 2.75% 2019	16,977	17,407
France Télécom 4.125% 2021	20,000	21,502
Orange SA 5.50% 2044	14,000	15,668
SBC Communications Inc. 5.10% 2014	15,000	15,131
AT&T Inc. 2.40% 2016	18,000	18,556
AT&T Inc. 4.80% 2044	6,900	7,082
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,852
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,688
Deutsche Telekom International Finance BV 4.875% 2014	15,500	15,510
Deutsche Telekom International Finance BV 9.25% 2032	9,719	15,442
Deutsche Telekom International Finance BV 4.875% 2042[2]	620	650
British Telecommunications PLC 2.35% 2019	18,950	19,126
Telecom Italia Capital SA 6.999% 2018	4,992	5,753
		434,741
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Materials 0.30%	(000)	(000)

Rio Tinto Finance (USA) Ltd. 2.25% 2016	$ 15,000	$ 15,472
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,197
Rio Tinto Finance (USA) Ltd. 2.25% 2018	12,850	13,111
Glencore Xstrata LLC 2.50% 2019[2]	16,000	15,974
Xstrata Canada Financial Corp. 4.95% 2021[2]	19,000	20,521
Monsanto Co. 3.375% 2024	10,000	10,081
Monsanto Co. 4.40% 2044	25,090	25,202
International Paper Co. 3.65% 2024	8,500	8,529
International Paper Co. 7.30% 2039	8,425	11,394
Praxair, Inc. 1.05% 2017	16,000	15,900
Holcim Ltd. 5.15% 2023[2]	12,500	13,811
Ecolab Inc. 3.00% 2016	12,365	12,939
Newcrest Finance Pty Ltd. 4.45% 2021[2]	12,625	12,354
BHP Billiton Finance (USA) Ltd. 3.85% 2023	5,000	5,251
BHP Billiton Finance (USA) Ltd. 5.00% 2043	6,000	6,646
Mosaic Co. 4.25% 2023	4,600	4,863
Mosaic Co. 5.625% 2043	4,000	4,567
Cliffs Natural Resources Inc. 4.875% 2021	6,310	6,230
Rohm and Haas Co. 6.00% 2017	5,003	5,658
Teck Resources Ltd. 5.40% 2043	3,000	2,971
Packaging Corp. of America 4.50% 2023	610	654
		228,325
Information technology 0.22%

International Business Machines Corp. 1.95% 2016	52,500	53,899
International Business Machines Corp. 2.00% 2016	17,000	17,399
International Business Machines Corp. 3.625% 2024	30,960	31,812
Oracle Corp. 2.25% 2019	18,500	18,479
Oracle Corp. 2.375% 2019	17,500	17,811
Oracle Corp. 2.80% 2021	6,100	6,091
Avago Technologies Ltd., Term Loan B, 3.75% 2021[3,4,5]	15,000	15,070
Xerox Corp. 2.75% 2019	5,000	5,098
		165,659
Total corporate bonds & notes		6,711,987
U.S. Treasury bonds & notes 7.45%
U.S. Treasury 5.09%

U.S. Treasury 0.25% 2014	30,000	30,022
U.S. Treasury 0.50% 2014	130,605	130,779
U.S. Treasury 2.625% 2014	150,000	150,328
U.S. Treasury 0.25% 2015	795,000	795,827
U.S. Treasury 0.375% 2015	150,000	150,384
U.S. Treasury 0.625% 2016	217,500	218,018
U.S. Treasury 1.50% 2016	155,000	158,190
U.S. Treasury 4.50% 2016	58,500	62,485
U.S. Treasury 4.625% 2017	61,750	68,051
U.S. Treasury 2.625% 2018	597	628
U.S. Treasury 1.50% 2019	621,500	618,318
U.S. Treasury 1.625% 2019	151,000	151,430
U.S. Treasury 2.25% 2021	11,175	11,297
U.S. Treasury 1.625% 2022	183,475	173,342
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.50% 2023	$ 30,525	$ 30,693
U.S. Treasury 6.25% 2023	50,000	65,937
U.S. Treasury 2.50% 2024	62,250	62,129
U.S. Treasury 2.75% 2024	120,000	122,663
U.S. Treasury 5.50% 2028	106,750	139,506
U.S. Treasury 5.375% 2031	40,000	52,464
U.S. Treasury 4.50% 2036	104,882	127,110
U.S. Treasury 3.75% 2041	66,000	71,541
U.S. Treasury 2.875% 2043	27,100	24,710
U.S. Treasury 3.125% 2043	135,800	130,440
U.S. Treasury 3.625% 2043	213,100	224,590
U.S. Treasury 3.375% 2044	12,425	12,481
U.S. Treasury 3.625% 2044	66,625	70,151
		3,853,514
U.S. Treasury inflation-protected securities[6] 2.36%

U.S. Treasury Inflation-Protected Security 1.875% 2015	109,438	113,725
U.S. Treasury Inflation-Protected Security 0.125% 2016	33,124	34,012
U.S. Treasury Inflation-Protected Security 0.125% 2017	350,640	362,859
U.S. Treasury Inflation-Protected Security 0.125% 2018	33,840	34,965
U.S. Treasury Inflation-Protected Security 0.125% 2019	202,834	208,870
U.S. Treasury Inflation-Protected Security 2.125% 2019	55,204	62,193
U.S. Treasury Inflation-Protected Security 0.375% 2023	22,511	22,945
U.S. Treasury Inflation-Protected Security 0.625% 2024	541,536	561,037
U.S. Treasury Inflation-Protected Security 2.375% 2025	62,878	76,179
U.S. Treasury Inflation-Protected Security 0.75% 2042	110,099	103,448
U.S. Treasury Inflation-Protected Security 0.625% 2043	69,285	62,794
U.S. Treasury Inflation-Protected Security 1.375% 2044	128,664	141,230
		1,784,257
Total U.S. Treasury bonds & notes		5,637,771
Mortgage-backed obligations[4] 5.84%

Fannie Mae 11.00% 2018	61	66
Fannie Mae 4.50% 2025	7,644	8,195
Fannie Mae 4.50% 2025	7,392	7,924
Fannie Mae, Series 2001-4, Class NA, 10.353% 2025[3]	22	24
Fannie Mae 2.50% 2027	37,500	38,146
Fannie Mae 2.50% 2027	35,433	36,043
Fannie Mae 2.50% 2027	2,524	2,567
Fannie Mae 2.50% 2027	2,254	2,293
Fannie Mae 2.50% 2027	2,075	2,111
Fannie Mae 2.50% 2027	1,220	1,241
Fannie Mae 2.50% 2027	1,031	1,049
Fannie Mae 2.50% 2027	1,023	1,040
Fannie Mae 2.50% 2028	77,453	78,787
Fannie Mae 2.50% 2028	30,853	31,383
Fannie Mae 2.50% 2028	28,057	28,538
Fannie Mae 2.50% 2028	9,170	9,327
Fannie Mae 2.50% 2028	6,604	6,717
Fannie Mae 2.50% 2028	2,932	2,982
Fannie Mae 2.50% 2028	2,771	2,818
Fannie Mae 2.50% 2028	2,744	2,791
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 1,884	$ 1,917
Fannie Mae 2.50% 2028	1,168	1,188
Fannie Mae 2.50% 2028	922	938
Fannie Mae 2.50% 2028	475	483
Fannie Mae, Series 2001-20, Class D, 11.006% 2031[3]	15	16
Fannie Mae 5.50% 2033	5,216	5,852
Fannie Mae 5.50% 2033	4,671	5,241
Fannie Mae 5.50% 2033	536	601
Fannie Mae 4.50% 2034	19,327	20,995
Fannie Mae 5.00% 2035	2,103	2,344
Fannie Mae 5.50% 2035	2,257	2,532
Fannie Mae 5.50% 2035	1,209	1,363
Fannie Mae 6.50% 2035	4,264	4,867
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	2,275	2,079
Fannie Mae 5.50% 2036	476	533
Fannie Mae 5.50% 2036	412	462
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	4,131	4,546
Fannie Mae 6.00% 2036	1,376	1,550
Fannie Mae 6.00% 2037	17,982	20,225
Fannie Mae 6.50% 2037	4,070	4,553
Fannie Mae 6.50% 2037	3,867	4,347
Fannie Mae 6.50% 2037	1,878	2,102
Fannie Mae 7.00% 2037	980	1,111
Fannie Mae 7.00% 2037	806	913
Fannie Mae 7.00% 2037	492	558
Fannie Mae 5.50% 2038	1,078	1,205
Fannie Mae 6.50% 2038	5,375	5,914
Fannie Mae 6.00% 2039	27,621	31,069
Fannie Mae 4.00% 2040	26,702	28,395
Fannie Mae 4.00% 2040	4,732	5,034
Fannie Mae 4.19% 2040[3]	2,544	2,702
Fannie Mae 4.377% 2040[3]	1,511	1,608
Fannie Mae 4.50% 2040	28,595	30,980
Fannie Mae 4.50% 2040	23,957	25,950
Fannie Mae 4.50% 2040	18,640	20,195
Fannie Mae 5.00% 2040	22,629	25,159
Fannie Mae 5.00% 2040	3,712	4,138
Fannie Mae 5.00% 2040	2,826	3,149
Fannie Mae 5.00% 2040	2,661	2,960
Fannie Mae 3.554% 2041[3]	16,171	16,944
Fannie Mae 4.00% 2041	18,034	19,177
Fannie Mae 4.00% 2041	14,486	15,388
Fannie Mae 4.00% 2041	14,237	15,123
Fannie Mae 4.00% 2041	13,809	14,687
Fannie Mae 4.00% 2041	8,718	9,266
Fannie Mae 4.00% 2041	7,987	8,499
Fannie Mae 4.00% 2041	4,644	4,941
Fannie Mae 4.00% 2041	3,885	4,135
Fannie Mae 4.00% 2041	2,619	2,790
Fannie Mae 4.50% 2041	11,254	12,198
Fannie Mae 5.00% 2041	4,583	5,091
Fannie Mae 5.00% 2041	3,888	4,324
Fannie Mae 5.00% 2041	3,870	4,299
Fannie Mae 5.00% 2041	3,339	3,710
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 5.00% 2041	$ 2,943	$ 3,281
Fannie Mae 5.00% 2041	2,654	2,948
Fannie Mae 5.00% 2041	2,289	2,550
Fannie Mae 5.00% 2041	1,646	1,828
Fannie Mae 5.00% 2041	858	955
Fannie Mae 5.00% 2041	816	908
Fannie Mae 5.00% 2041	763	851
Fannie Mae 5.00% 2041	364	405
Fannie Mae 5.00% 2041	362	403
Fannie Mae 5.00% 2041	332	369
Fannie Mae 5.00% 2041	252	280
Fannie Mae 5.00% 2041	159	177
Fannie Mae 5.00% 2041	102	113
Fannie Mae 5.00% 2041	58	65
Fannie Mae 5.00% 2041	40	45
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	313	365
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	238	268
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	406	476
Fannie Mae 3.50% 2042	25,457	26,224
Fannie Mae 3.50% 2042	7,219	7,446
Fannie Mae 4.00% 2042	56,677	60,428
Fannie Mae 4.00% 2042	40,133	42,703
Fannie Mae 4.00% 2042	32,382	34,399
Fannie Mae 4.00% 2042	27,848	29,690
Fannie Mae 4.00% 2042	18,664	19,842
Fannie Mae 4.00% 2042	17,469	18,555
Fannie Mae 4.00% 2042	13,222	14,071
Fannie Mae 4.00% 2042	11,508	12,254
Fannie Mae 4.00% 2042	10,734	11,414
Fannie Mae 4.00% 2042	7,094	7,564
Fannie Mae 4.00% 2042	5,209	5,538
Fannie Mae 4.00% 2042	3,208	3,408
Fannie Mae 4.00% 2042	3,105	3,301
Fannie Mae 5.00% 2042	661	736
Fannie Mae 5.00% 2042	511	568
Fannie Mae, Series 2002-W1, Class 2A, 6.566% 2042[3]	462	541
Fannie Mae 3.00% 2043	169,369	167,393
Fannie Mae 3.00% 2043	42,600	42,103
Fannie Mae 3.00% 2043	38,845	38,391
Fannie Mae 3.00% 2043	22,713	22,448
Fannie Mae 3.00% 2043	22,682	22,417
Fannie Mae 3.00% 2043	19,641	19,411
Fannie Mae 3.00% 2043	17,690	17,484
Fannie Mae 3.00% 2043	16,837	16,641
Fannie Mae 3.00% 2043	16,455	16,263
Fannie Mae 3.00% 2043	13,847	13,686
Fannie Mae 3.00% 2043	11,548	11,413
Fannie Mae 3.00% 2043	8,509	8,410
Fannie Mae 3.00% 2043	8,155	8,060
Fannie Mae 3.00% 2043	4,924	4,866
Fannie Mae 3.00% 2043	4,916	4,858
Fannie Mae 3.00% 2043	4,886	4,828
Fannie Mae 3.00% 2043	4,882	4,825
Fannie Mae 3.00% 2043	4,804	4,748
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 3.00% 2043	$ 2,860	$ 2,826
Fannie Mae 3.00% 2043	2,854	2,821
Fannie Mae 3.00% 2043	2,775	2,743
Fannie Mae 3.00% 2043	2,553	2,523
Fannie Mae 3.00% 2043	1,979	1,956
Fannie Mae 3.00% 2043	1,962	1,940
Fannie Mae 3.00% 2043	1,221	1,207
Fannie Mae 3.00% 2043	1,097	1,085
Fannie Mae 3.00% 2043	987	976
Fannie Mae 3.00% 2043	982	971
Fannie Mae 3.00% 2043	972	961
Fannie Mae 3.00% 2043	969	957
Fannie Mae 3.00% 2043	965	954
Fannie Mae 3.00% 2043	952	941
Fannie Mae 3.00% 2043	899	889
Fannie Mae 3.00% 2043	885	875
Fannie Mae 3.00% 2043	873	863
Fannie Mae 3.00% 2043	840	831
Fannie Mae 3.00% 2043	764	755
Fannie Mae 3.00% 2043	211	208
Fannie Mae 3.50% 2043	57,346	59,074
Fannie Mae 3.50% 2043	49,296	50,782
Fannie Mae 3.50% 2043	31,461	32,409
Fannie Mae 3.50% 2043	20,880	21,509
Fannie Mae 3.50% 2043	20,277	20,888
Fannie Mae 3.50% 2043	11,005	11,336
Fannie Mae 3.50% 2043	9,585	9,874
Fannie Mae 3.50% 2043	9,470	9,756
Fannie Mae 3.50% 2043	7,478	7,703
Fannie Mae 4.00% 2043	85,208	90,509
Fannie Mae 4.00% 2043	70,470	75,044
Fannie Mae 4.00% 2043	20,137	21,423
Fannie Mae 4.00% 2043	11,337	12,048
Fannie Mae 4.00% 2043	9,367	9,949
Fannie Mae 4.00% 2043	6,548	6,955
Fannie Mae 4.00% 2043	5,059	5,373
Fannie Mae 4.00% 2043	3,547	3,777
Fannie Mae 4.00% 2043	1,138	1,212
Fannie Mae 4.00% 2043	673	717
Fannie Mae 4.00% 2043	670	714
Fannie Mae 4.00% 2043	652	694
Fannie Mae 4.00% 2043	526	560
Fannie Mae 4.00% 2043	485	515
Fannie Mae 4.00% 2043	156	166
Fannie Mae 4.50% 2043	29,150	31,604
Fannie Mae 4.50% 2043	18,854	20,419
Fannie Mae 3.00% 2044	167	165
Fannie Mae 4.00% 2044[7]	167,375	177,522
Fannie Mae 4.50% 2044[7]	206,025	223,050
Fannie Mae 4.50% 2044[7]	40,000	43,207
Fannie Mae 5.00% 2044[7]	61,100	67,652
Fannie Mae 5.00% 2044[7]	40,075	44,490
Fannie Mae 6.50% 2047	549	606
Fannie Mae 6.50% 2047	386	425
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 6.50% 2047	$ 94	$ 104
Fannie Mae 6.50% 2047	59	65
Fannie Mae 7.00% 2047	362	404
Fannie Mae 7.00% 2047	298	333
Fannie Mae 7.00% 2047	270	301
Fannie Mae 7.00% 2047	263	293
Fannie Mae 7.00% 2047	90	100
Fannie Mae 7.00% 2047	20	23
Government National Mortgage Assn. 10.00% 2021	157	179
Government National Mortgage Assn. 6.00% 2038	16,413	18,388
Government National Mortgage Assn. 6.50% 2038	8,050	9,111
Government National Mortgage Assn. 4.00% 2039	2,920	3,122
Government National Mortgage Assn. 4.00% 2039	2,834	3,030
Government National Mortgage Assn. 4.00% 2039	1,843	1,971
Government National Mortgage Assn. 4.00% 2040	18,203	19,475
Government National Mortgage Assn. 4.00% 2040	14,948	15,981
Government National Mortgage Assn. 4.00% 2040	4,875	5,212
Government National Mortgage Assn. 4.00% 2040	4,646	4,969
Government National Mortgage Assn. 4.00% 2040	4,536	4,853
Government National Mortgage Assn. 4.00% 2040	2,963	3,168
Government National Mortgage Assn. 4.00% 2040	1,963	2,098
Government National Mortgage Assn. 4.00% 2041	34,643	37,037
Government National Mortgage Assn. 4.00% 2041	4,590	4,908
Government National Mortgage Assn. 4.00% 2041	2,612	2,792
Government National Mortgage Assn. 4.00% 2041	618	661
Government National Mortgage Assn. 4.00% 2043	148,205	158,758
Government National Mortgage Assn. 4.00% 2043	20,567	22,031
Government National Mortgage Assn. 4.50% 2043	25,044	27,379
Government National Mortgage Assn. 4.00% 2044[7]	32,750	35,022
Freddie Mac, Series 2013-DN2, Class M-1, 1.602% 2023[3]	8,402	8,489
Freddie Mac, Series 2013-DN1, Class M-1, 3.552% 2023[3]	10,513	11,072
Freddie Mac 5.00% 2023	5,197	5,608
Freddie Mac 5.00% 2023	3,686	3,982
Freddie Mac 5.00% 2023	2,155	2,325
Freddie Mac 5.00% 2023	906	977
Freddie Mac 5.00% 2023	884	955
Freddie Mac 5.00% 2023	856	925
Freddie Mac, Series 2014-DN2, Class M-1, 1.002% 2024[3]	6,438	6,447
Freddie Mac, Series 2014-DN1, Class M-1, 1.152% 2024[3]	1,312	1,320
Freddie Mac, Series 2014-DN2, Class M-2, 1.802% 2024[3]	3,535	3,560
Freddie Mac 5.00% 2024	7,020	7,654
Freddie Mac 6.00% 2026	2,675	3,012
Freddie Mac 6.00% 2026	2,122	2,391
Freddie Mac 6.00% 2026	1,865	2,102
Freddie Mac 6.50% 2027	1,213	1,374
Freddie Mac 6.50% 2027	367	416
Freddie Mac 6.50% 2027	138	157
Freddie Mac 6.50% 2028	614	696
Freddie Mac, Series T-041, Class 3-A, 6.732% 2032[3]	2,086	2,396
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,355	3,750
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	5,283	4,959
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,896	3,675
Freddie Mac, Series 3233, Class PA, 6.00% 2036	9,686	10,921
Freddie Mac, Series 3318, Class JT, 5.50% 2037	7,023	7,773
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Freddie Mac, Series 3312, Class PA, 5.50% 2037	$ 6,830	$ 7,559
Freddie Mac, Series 3272, Class PA, 6.00% 2037	5,412	6,073
Freddie Mac 6.00% 2038	2,987	3,352
Freddie Mac 6.00% 2038	482	541
Freddie Mac 4.50% 2040	22,212	24,046
Freddie Mac 4.50% 2040	969	1,049
Freddie Mac 4.50% 2041	2,451	2,655
Freddie Mac 4.50% 2041	2,419	2,619
Freddie Mac 4.50% 2041	1,112	1,208
Freddie Mac 4.50% 2041	889	962
Freddie Mac 4.50% 2041	831	901
Freddie Mac 4.50% 2041	535	580
Freddie Mac 4.00% 2043	3,229	3,429
Freddie Mac 4.00% 2043	1,855	1,969
Freddie Mac 4.00% 2043	1,327	1,410
Freddie Mac 4.00% 2043	1,140	1,211
Freddie Mac 4.00% 2043	913	971
Freddie Mac 4.00% 2043	768	816
Freddie Mac 4.00% 2043	574	611
Freddie Mac 4.50% 2044[7]	82,175	88,903
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[3]	10,306	10,312
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	2,552	2,571
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3]	5,175	5,578
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[3]	16,835	18,110
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2]	15,005	15,594
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2]	29,314	30,629
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.892% 2049[3]	36,653	40,735
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[3]	32,990	36,428
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	19,517	21,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3]	8,003	8,966
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	14,000	15,279
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[3]	35,404	38,207
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[3]	3,869	4,199
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	10,000	11,060
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[3]	31,635	34,667
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.14% 2051[3]	17,000	18,983
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.015% 2038[3]	22,104	23,802
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039	4,385	4,804
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	38,708	42,273
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	34,127	38,213
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3]	9,815	10,508
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	20,017	21,962
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	28,318	31,082
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3]	2,675	2,880
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3]	24,060	26,778
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[3]	11,575	13,200
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3]	6,861	7,405
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3]	6,529	6,778
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3]	23,866	25,307
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	1,943	2,087
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.775% 2049[3]	13,569	14,949
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.791% 2049[3]	4,100	4,537
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.418% 2051[3]	30,000	34,105
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	$32,377	$34,893
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047	10,055	10,918
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	10,596	11,201
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	21,913	23,767
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	4,500	4,909
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[3]	23,819	26,395
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[3]	20,000	21,126
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[3]	2,199	2,428
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3]	9,665	10,766
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-4, 5.70% 2050	6,250	6,997
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3]	6,425	7,274
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2019[2,3]	9,295	9,309
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	778	833
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	502	545
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	666	717
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,179	1,296
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,068	4,195
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.866% 2039[3]	7,113	7,886
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3]	18,360	20,234
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[2]	19,030	19,864
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2]	13,441	13,998
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2]	9,500	10,771
Commonwealth Bank of Australia 0.75% 2017[2]	13,000	13,038
Commonwealth Bank of Australia 1.875% 2018[2]	5,700	5,712
Commonwealth Bank of Australia 2.00% 2019[2]	22,100	22,087
Westpac Banking Corp. 1.85% 2018[2]	7,000	7,012
Westpac Banking Corp. 1.375% 2019[2]	2,375	2,355
Westpac Banking Corp. 2.00% 2019[2]	28,300	28,316
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.401% 2044[3]	8,895	9,252
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	23,451	25,169
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
Series 2014-A, 1.004% 2031[2,3]	20,910	20,953
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
Series 2014-B, 1.354% 2031[2,3]	4,005	4,016
Aventura Mall Trust, Series A, 3.867% 2032[2,3]	22,780	24,214
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.503% 2015[2,3]	22,000	22,024
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	19,924	21,721
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.064% 2046[3]	9,649	10,457
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[3]	10,000	11,119
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2]	14,110	14,285
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[2]	4,000	4,116
Bank of Montreal 2.85% 2015[2]	17,000	17,405
National Australia Bank 1.25% 2018[2]	13,450	13,311
National Australia Bank 2.00% 2019[2]	3,800	3,813
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	12,888
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[2]	3,317	3,451
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	14,283	16,114
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.489% 2045[3]	13,369	13,413
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.615% 2035[3]	11,138	11,308
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.033% 2050[3]	8,000	8,946
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 1.102% 2024[3]	8,625	8,637
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2014-INN, Class A, 1.071% 2029[2,3]	8,000	8,010
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.045% 2044[3]	6,884	7,643
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049	$ 6,352	$ 6,894
Norddeutsche Landesbank 2.00% 2019[2]	5,400	5,421
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.687% 2033[3]	3,011	3,036
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.152% 2023[2,3]	913	938
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.752% 2024[2,3]	1,892	1,925
Sparebank 1 Boligkreditt AS 1.75% 2020[2]	2,400	2,350
Royal Bank of Canada 2.00% 2019	2,300	2,333
Barclays Bank PLC 2.25% 2017[2]	2,225	2,296
Northern Rock PLC 5.625% 2017[2]	2,025	2,275
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,3]	459	462
		4,419,129
Federal agency bonds & notes 1.97%

Freddie Mac 1.75% 2015	22,425	22,836
Freddie Mac 0.50% 2016	175,245	175,462
Freddie Mac 0.875% 2016	50,000	50,268
Freddie Mac 2.50% 2016	83,400	86,633
Freddie Mac 0.75% 2018	200,400	197,226
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[4]	20,000	19,843
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[4]	13,765	13,683
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[4]	16,115	16,161
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[4]	10,300	10,426
Freddie Mac, Series KGRP, Class A, multifamily 0.53% 2020[3,4]	9,182	9,203
Freddie Mac, Series KF02, Class A3, multifamily 0.782% 2020[3,4]	3,775	3,790
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,4]	19,620	20,543
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[4]	5,522	5,507
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[4]	16,000	15,753
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[4]	17,995	17,567
Freddie Mac 2.375% 2022	27,000	26,966
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[4]	16,555	16,344
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[4]	15,904	15,906
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[4]	14,500	14,445
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[4]	17,272	17,805
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[4]	6,912	7,144
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[4]	19,600	20,177
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,4]	16,500	17,430
Freddie Mac, Series K038, Class A2, multifamily 3.389% 2024[4]	9,970	10,418
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[4]	10,284	10,296
Fannie Mae 0.375% 2016	64,125	63,972
Fannie Mae 0.50% 2016	94,090	94,145
Fannie Mae 0.625% 2016	62,975	62,993
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.442% 2017[3,4]	13,850	13,857
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[4]	16,665	16,779
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[4]	18,500	17,824
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[3,4]	8,570	8,327
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[4]	21,843	21,629
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[4]	14,000	14,090
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	24,642	25,634
Fannie Mae, Series 2014-M1, multifamily 3.506% 2023[3,4]	23,125	24,068
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,4]	30,325	31,995
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,4]	38,380	40,376
Fannie Mae 6.25% 2029	4,000	5,399
Federal Home Loan Bank 0.375% 2016	21,230	21,228
Federal Home Loan Bank 0.625% 2016	15,860	15,833
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Federal Home Loan Bank 1.875% 2020	$25,660	$ 25,558
Federal Home Loan Bank 3.375% 2023	16,840	17,603
Federal Farm Credit Banks 0.204% 2017[3]	31,250	31,255
Federal Farm Credit Banks 0.206% 2017[3]	23,143	23,147
CoBank, ACB 0.831% 2022[2,3]	26,975	24,345
Tennessee Valley Authority, Series A, 3.875% 2021	5,000	5,505
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	13,660
Private Export Funding Corp. 3.55% 2024	16,785	17,662
United States Agency for International Development, Ukraine, 1.844% 2019	8,665	8,711
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	5,836
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[4]	7,000	7,048
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 0% 2016	866	870
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.49% 2029[4]	845	866
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.82% 2032[4]	4,285	4,457
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	4,000	4,000
		1,490,504
Asset-backed obligations[4] 0.62%

Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017	33,265	33,272
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-4, 1.04% 2020	30,000	29,955
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018	11,225	11,258
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018	24,780	24,794
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[2]	9,205	9,297
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019	16,380	16,372
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, 2.68% 2023	11,880	11,937
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2]	25,645	26,518
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017	9,670	9,676
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018	16,285	16,310
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018	21,410	21,435
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017	10,340	10,346
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019	10,500	10,531
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.554% 2028[2,3]	19,135	19,143
New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[2]	7,285	7,294
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[2]	11,415	11,469
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.571% 2026[2,3]	17,095	17,103
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[2]	11,900	11,914
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[2]	5,000	5,018
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2]	16,000	16,067
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018	15,000	15,011
Ally Master Owner Trust, Series 2014-1, Class A1, 0.622% 2019[3]	6,985	6,998
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019	7,675	7,697
Trade Maps Ltd., 2013-1-A-A, 0.854% 2018[2,3,8]	11,320	11,359
Trade Maps Ltd., 2013-1-A-B, 1.404% 2018[2,3,8]	2,220	2,235
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.127% 2021[2,3,8]	12,145	12,164
BA Credit Card Trust, Series 2014-A1, Class A, 0.532% 2021[3]	11,535	11,553
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[2]	6,225	6,229
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[2]	4,150	4,157
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018	9,300	9,308
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.532% 2019[3]	8,225	8,239
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018	7,850	7,856
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017	7,500	7,508
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[4] (continued)	(000)	(000)

Capital Auto Receivables Asset Trust, Series 2014-1-A2, 0.96% 2017	$ 6,740	$ 6,767
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021	3,510	3,587
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025	2,625	2,742
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[2]	5,500	5,506
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.752% 2022[2,3]	4,604	4,620
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017	2,815	2,822
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[2]	2,625	2,624
CWABS, Inc., Series 2004-BC1, Class M-1, 0.902% 2034[3]	2,704	2,582
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	826	869
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,476	1,511
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031	1,310	1,356
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,125	1,166
		466,175
Bonds & notes of governments & government agencies outside the U.S. 0.34%

Spanish Government 4.00% 2018[2]	63,950	68,596
Israeli Government 3.15% 2023	35,000	35,000
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[2]	9,205	9,262
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[2]	10,000	10,277
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[2]	2,300	2,319
Europe Government Agency-Guaranteed, Dexia Credit Local 2.25% 2019[2]	15,150	15,370
Colombia (Republic of) Global 5.625% 2044	15,000	16,875
United Mexican States Government Global 5.55% 2045	13,000	14,820
France Government Agency-Guaranteed, Société Finance 2.875% 2014[2]	10,460	10,522
European Investment Bank 3.25% 2024	10,000	10,458
Latvia (Republic of) 2.75% 2020	10,500	10,421
Japan Finance Organization for Municipalities 2.125% 2019[2]	10,000	10,085
Instituto de Credito Oficial 1.125% 2016[2]	9,000	8,994
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,895
Province of Manitoba 3.05% 2024	7,450	7,523
Inter-American Development Bank 4.375% 2044	6,500	7,007
FMS Wertmanagement 1.625% 2018	5,000	5,018
Swedish Export Credit Corp. 2.875% 2023[2]	3,000	2,985
		254,427
Municipals 0.10%

State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	12,400	12,463
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,161
State of California, Los Angeles Community College Dist. (County of Los Angeles),
G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042[4]	15,000	20,658
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds,
Series 2013-B, 1.758% 2018	15,250	15,070
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds,
Series 2012-E, 2.197% 2019[4]	14,500	14,515
		77,867
Miscellaneous 0.04%

Other bonds, notes & other debt instruments in initial period of acquisition		28,279
Total bonds, notes & other debt instruments (cost: $18,515,609,000)		19,086,139
	Principal amount	Value
Short-term securities 5.39%	(000)	(000)

Federal Home Loan Bank 0.05%–0.15% due 7/7/2014–2/23/2015	$1,104,794	$ 1,104,697
Freddie Mac 0.06%–0.19% due 7/1/2014–6/10/2015	973,600	973,290
Fannie Mae 0.05%–0.12% due 8/1/2014–1/5/2015	425,715	425,628
Coca-Cola Co. 0.13%–0.19% due 7/16/2014–1/8/2015[2]	241,900	241,842
Federal Farm Credit Banks 0.07%–0.12% due 8/15/2014–1/5/2015	240,000	239,964
General Electric Capital Corp. 0.12%–0.14% due 8/13/2014–8/22/2014	150,000	149,986
Chevron Corp. 0.07%–0.08% due 7/23/2014–7/28/2014[2]	125,000	124,991
Procter & Gamble Co. 0.09%–0.11% due 7/31/2014–9/4/2014[2]	110,100	110,091
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/2/2014–7/14/2014	108,800	108,798
U.S. Treasury Bills 0.133% due 8/21/2014	99,900	99,897
Emerson Electric Co. 0.09%–0.10% due 7/24/2014–8/29/2014[2]	93,932	93,921
Wal-Mart Stores, Inc. 0.06% due 7/31/2014[2]	69,000	68,998
Google Inc. 0.10% due 10/22/2014[2]	52,000	51,982
Abbott Laboratories 0.10% due 9/4/2014[2]	47,900	47,892
John Deere Financial Ltd. 0.08% due 7/16/2014[2]	39,000	38,998
NetJets Inc. 0.06% due 7/1/2014[2]	33,000	33,000
Army and Air Force Exchange Service 0.10% due 7/16/2014[2]	30,300	30,299
Parker-Hannifin Corp. 0.08% due 7/11/2014[2]	30,000	29,999
Honeywell International Inc. 0.13% due 8/19/2014[2]	28,700	28,695
Jupiter Securitization Co., LLC 0.25% due 3/11/2015[2]	25,000	24,949
Regents of the University of California 0.13% due 10/9/2014	20,116	20,109
Microsoft Corp. 0.09% due 7/30/2014[2]	16,900	16,899
IBM Corp. 0.09% due 7/28/2014[2]	10,000	10,000
Total short-term securities (cost: $4,074,696,000)		4,074,925
Total investment securities (cost: $55,039,007,000)		76,649,728
Other assets less liabilities		(1,023,294)
Net assets		$75,626,434

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,522,632,000, which represented 3.34% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,716,000, which represented .03% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	A portion or all of this security purchased on a TBA basis.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $25,758,000, which represented .03% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts	Fin. = Finance	Rev. = Revenue
Auth. = Authority	G.O. = General Obligation	TBA = To be announced
Dist. = District	Ref. = Refunding

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-011-0814O-S42161

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 29, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 29, 2014